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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02699

AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (713) 626-1919

Date of fiscal year end:        12/31

Date of reporting period:       03/31/16

Item 1. Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2016

invesco.com/us	IBRR-QTR-1 03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–99.94%(a)

	% of Net Assets 03/31/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/16	Value 03/31/16
Asset Allocation Funds–60.62%
Invesco Balanced-Risk Allocation Fund-Class R6	60.62%	$19,453,656	$58,766	$(2,654,459)	$410,198	$(114,172)	$—	1,619,829	$17,153,989
Money Market Funds–39.32%
Liquid Assets Portfolio-Institutional Class, 0.45% (b)	19.66%	6,580,707	1,528,327	(2,545,502)	—	—	5,929	5,563,532	5,563,532
Premier Portfolio-Institutional Class, 0.40% (b)	19.66%	6,580,708	1,528,327	(2,545,503)	—	—	5,318	5,563,532	5,563,532
Total Money Market Funds		13,161,415	3,056,654	(5,091,005)	—	—	11,247		11,127,064
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $28,507,114)	99.94%	$32,615,071	$3,115,420	$(7,745,464)	$410,198	$(114,172)	$11,247		$28,281,053
OTHER ASSETS LESS LIABILITIES	0.06%								18,031
NET ASSETS	100.00%								$28,299,084

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers–100.05%(a)

	% of Net Assets 03/31/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/16	Value 03/31/16
Asset Allocation Funds–77.77%
Invesco Balanced-Risk Allocation Fund-Class R6	77.77%	$76,677,026	$98,943	$(24,106,769)	$4,273,734	$(3,605,690)	$—	5,036,567	$53,337,244
Money Market Funds–22.28%
Liquid Assets Portfolio-Institutional Class, 0.45% (b)	11.14%	10,802,273	10,474,398	(13,637,448)	—	—	8,783	7,639,223	7,639,223
Premier Portfolio-Institutional Class, 0.40% (b)	11.14%	10,802,273	10,474,398	(13,637,448)	—	—	7,885	7,639,223	7,639,223
Total Money Market Funds		21,604,546	20,948,796	(27,274,896)	—	—	16,668		15,278,446
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $70,194,110)	100.05%	$98,281,572	$21,047,739	$(51,381,665)	$4,273,734	$(3,605,690)	$16,668		$68,615,690
OTHER ASSETS LESS LIABILITIES	(0.05)%								(33,745)
NET ASSETS	100.00%								$68,581,945

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers–100.06%(a)

	% of Net Assets 03/31/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/16	Value 03/31/16
Asset Allocation Funds–99.96%
Invesco Balanced-Risk Allocation Fund-Class R6	86.61%	$90,499,763	$1,636,659	$(23,618,252)	$4,723,251	$(3,704,309)	$—	6,566,300	$69,537,112
Invesco Balanced-Risk Aggressive Allocation Fund	13.35%	14,701,487	55,310	(4,324,436)	1,174,061	(891,888)	—	1,330,998	10,714,534
Total Asset Allocation Funds		105,201,250	1,691,969	(27,942,688)	5,897,312	(4,596,197)	—		80,251,646
Money Market Funds–0.10%
Liquid Assets Portfolio-Institutional Class, 0.45% (b)	0.05%	370,213	2,269,399	(2,597,492)	—	—	249	42,120	42,120
Premier Portfolio-Institutional Class, 0.40% (b)	0.05%	370,214	2,269,400	(2,597,493)	—	—	224	42,121	42,121
Total Money Market Funds		740,427	4,538,799	(5,194,985)	—	—	473		84,241
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $86,786,921)	100.06%	$105,941,677	$6,230,768	$(33,137,673)	$5,897,312	$(4,596,197)	$473		$80,335,887
OTHER ASSETS LESS LIABILITIES	(0.06)%								(48,347)
NET ASSETS	100.00%								$80,287,540

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7–day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Schedule of Investments-(continued)

March 31, 2016

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–100.30%(a)

	% of Net Assets 03/31/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/16	Value 03/31/16
Asset Allocation Funds–99.21%
Invesco Balanced-Risk Allocation Fund-Class R6	52.35%	$37,246,511	$493,578	$(12,371,446)	$2,353,555	$(2,031,919)	$—	2,425,900	$25,690,279
Invesco Balanced-Risk Aggressive Allocation Fund	46.86%	33,861,294	51,570	(11,471,589)	3,010,072	(2,454,082)	—	2,856,803	22,997,265
Total Asset Allocation Funds		71,107,805	545,148	(23,843,035)	5,363,627	(4,486,001)	—		48,687,544
Money Market Funds–1.09%
Liquid Assets Portfolio-Institutional Class, 0.45% (b)	0.54%	277,786	1,231,493	(1,243,089)	—	—	106	266,190	266,190
Premier Portfolio-Institutional Class, 0.40% (b)	0.55%	277,787	1,231,492	(1,243,089)	—	—	119	266,190	266,190
Total Money Market Funds		555,573	2,462,985	(2,486,178)	—	—	225		532,380
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost 57,424,807)	100.30%	$71,663,378	$3,008,133	$(26,329,213)	$5,363,627	$(4,486,001)	$225		$49,219,924
OTHER ASSETS LESS LIABILITIES	(0.30)%								(145,528)
NET ASSETS	100.00%								$49,074,396

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–100.10%(a)

	% of Net Assets 03/31/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/16	Value 03/31/16
Asset Allocation Funds–99.36%
Invesco Balanced-Risk Allocation Fund-Class R6	19.55%	$6,377,055	$340,786	$(1,585,236)	$243,284	$(164,001)	$—	492,152	$5,211,888
Invesco Balanced-Risk Aggressive Allocation Fund	79.81%	26,965,902	491,446	(6,757,451)	1,711,145	(1,132,573)	—	2,643,288	21,278,469
Total Asset Allocation Funds		33,342,957	832,232	(8,342,687)	1,954,429	(1,296,574)	—		26,490,357
Money Market Funds–0.74%
Liquid Assets Portfolio-Institutional Class, 0.45% (b)	0.37%	169,261	730,977	(800,808)	—	—	80	99,430	99,430
Premier Portfolio-Institutional Class, 0.40% (b)	0.37%	169,262	730,976	(800,808)	—	—	72	99,430	99,430
Total Money Market Funds		338,523	1,461,953	(1,601,616)	—	—	152		198,860
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $31,872,679)	100.10%	$33,681,480	$2,294,185	$(9,944,303)	$1,954,429	$(1,296,574)	$152		$26,689,217
OTHER ASSETS LESS LIABILITIES	(0.10)%								(27,777)
NET ASSETS	100.00%								$26,661,440

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7–day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service.

Invesco Balanced-Risk Retirement Funds

A.	Security Valuations – (continued)

Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Other Risks –The Funds and certain of the underlying funds are non-diversified and may invest in securities of fewer issuers than if they were diversified. Thus, the value of each Fund’s shares may vary more widely and the Funds may be subject to greater market and credit risk than if the Funds invested more broadly.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Balanced-Risk Retirement Funds

As of March 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the three months		At March 31, 2016
	ended March 31, 2016*
	Purchases	Sales	Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Balanced-Risk Retirement Now Fund	$ 58,766	$ 2,654,459	$ 28,561,765	$ —	$ (280,712)	$ (280,712)
Invesco Balanced-Risk Retirement 2020 Fund	98,943	24,106,769	70,880,733	—	(2,265,043)	(2,265,043)
Invesco Balanced-Risk Retirement 2030 Fund	1,691,969	27,942,688	87,230,835	—	(6,894,948)	(6,894,948)
Invesco Balanced-Risk Retirement 2040 Fund	545,148	23,843,035	57,885,652	—	(8,665,728)	(8,665,728)
Invesco Balanced-Risk Retirement 2050 Fund	832,232	8,342,687	32,288,373	—	(5,599,156)	(5,599,156)

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Balanced-Risk Retirement Funds

Invesco Alternative Strategies Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	ALST-QTR-1 03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

Invesco Alternative Strategies Fund

Schedule of Investments in Affiliated Issuers–100.11%(a)

	% of Net Assets 03/31/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/16	Value 03/31/16
Alternative Funds–4.31%
Powershares DB Base Metals Fund-ETF(b)	2.36%	$19,970	$4,448	$(3,889)	$1,781	$(662)	$—	1,743	$21,648
Powershares DB Silver Fund-ETF(b)	1.95%	16,534	3,441	(3,982)	2,310	(344)	—	734	17,959
Total Alternative Funds		36,504	7,889	(7,871)	4,091	(1,006)	—		39,607
Asset Allocation Funds–37.73%
Invesco Balanced-Risk Allocation Fund	18.44%	136,551	68,761	(40,211)	8,787	(4,510)	—	15,994	169,378
Invesco Balanced-Risk Commodity Strategy Fund(b)	2.28%	18,186	5,353	(3,131)	979	(463)	—	3,285	20,924
Invesco Global Markets Strategy Fund	17.01%	132,724	61,229	(37,013)	53	(730)	—	16,294	156,263
Total Asset Allocation Funds		287,461	135,343	(80,355)	9,819	(5,703)	—		346,565
Domestic Equity Funds–19.14%
Invesco All Cap Market Neutral Fund	15.27%	152,531	47,913	(61,924)	2,436	(646)	—	13,466	140,310
Invesco Long/Short Equity Fund	3.87%	30,984	9,632	(5,548)	864	(337)	—	3,236	35,595
Total Domestic Equity Funds		183,515	57,545	(67,472)	3,300	(983)	—		175,905
Fixed-Income Funds–2.03%
Invesco Floating Rate Fund	2.03%	17,349	4,292	(3,099)	444	(338)	240	2,608	18,648
Foreign Equity Funds–32.29%
Invesco Global Infrastructure Fund	3.99%	36,420	12,066	(14,220)	3,973	(1,637)	136	4,000	36,602
Invesco Global Market Neutral Fund(b)	17.43%	162,257	50,619	(50,679)	(1,523)	(526)	—	15,778	160,148
Invesco Macro Long/Short Fund	10.87%	104,523	33,406	(36,291)	1,044	(2,827)	—	10,973	99,855
Total Foreign Equity Funds		303,200	96,091	(101,190)	3,494	(4,990)	136		296,605
Real Estate Funds–3.93%
Invesco Global Real Estate Fund	3.93%	35,061	11,093	(11,591)	2,361	(819)	164	2,779	36,105
Money Market Funds–0.68%
Liquid Assets Portfolio-Institutionl Class, 0.45%(c)	0.34%	20,576	161,772	(179,207)	—	—	8	3,141	3,141
Premier Portfolio-Institutionl Class, 0.40%(c)	0.34%	20,576	161,772	(179,207)	—	—	7	3,141	3,141
Total Money Market Funds	0.68%	41,152	323,544	(358,414)	—	—	15		6,282
TOTAL INVESTMENTS IN AFFILIATED ISSUERS(Cost $934,882)	100.11%	$904,242	$635,797	$(629,992)	$23,509	$(13,839)	$555		$919,717
OTHER ASSETS LESS LIABILITIES	(0.11)%								(1,047)
NET ASSETS	100.00%								$918,670

Investment Abbreviations:

ETF     — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Alternative Strategies Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign

Invesco Alternative Strategies Fund

A.	Security Valuations – (continued)

securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Invesco Alternative Strategies Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $312,253 and $271,578, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 3,521
Aggregate unrealized (depreciation) of investment securities	(32,559)
Net unrealized appreciation (depreciation) of investment securities	$ (29,038)
Cost of investments for tax purposes is $948,755.

Invesco Alternative Strategies Fund

Invesco Convertible Securities Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	MS-CSEC-QTR-1 03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–78.87%

Air Freight & Logistics–0.46%

Atlas Air Worldwide Holdings, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/01/2022	$3,000,000	$2,574,375
Echo Global Logistics, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/01/2020	5,000,000	5,059,375
		7,633,750

Aluminum–0.71%

RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 10/15/2019	11,245,000	11,821,306

Application Software–6.72%

Bottomline Technologies de Inc., Sr. Unsec. Conv. Notes, 1.50%, 12/01/2017	8,500,000	9,721,875
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	19,365,000	21,725,109
Mentor Graphics Corp., Unsec. Sub. Conv. Deb., 4.00%, 04/01/2018(b)	4,950,000	5,200,619
Nuance Communications, Inc., Sr. Unsec. Conv. Notes, 1.00%, 12/15/2022(b)(c)	6,629,000	6,135,968
salesforce.com, inc., Sr. Unsec. Conv. Notes, 0.25%, 04/01/2018	28,330,000	35,129,200
Synchronoss Technologies, Inc., Sr. Unsec. Conv. Notes, 0.75%, 08/15/2019	13,140,000	12,729,375
Verint Systems Inc., Sr. Unsec. Conv. Notes, 1.50%, 06/01/2021	10,000,000	8,856,250
Workday Inc., Sr. Unsec. Conv. Bonds, 0.75%, 07/15/2018	11,500,000	13,030,938
		112,529,334

Automobile Manufacturers–0.81%

Fiat Chrysler Automobiles N.V. (United Kingdom), Unsec. Sub. Conv. Euro Bonds, 7.88%, 12/15/2016	12,000,000	8,820,000
Tesla Motors, Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/01/2019	5,129,000	4,686,624
		13,506,624

Biotechnology–4.32%

BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 0.75%, 10/15/2018	8,517,000	9,906,336
1.50%, 10/15/2020	4,497,000	5,354,241
Cepheid, Sr. Unsec. Conv. Bonds, 1.25%, 02/01/2021	20,500,000	18,360,312

	Principal Amount	Value

Biotechnology–(continued)

Emergent BioSolutions Inc., Sr. Unsec. Conv. Bonds, 2.88%, 01/15/2021	$7,587,000	$9,886,809
Exelixis Inc., Sr. Unsec. Sub. Conv. Notes, 4.25%, 08/15/2019	6,000,000	5,973,750
Ionis Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 11/15/2021	15,000,000	13,687,500
Ironwood Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.25%, 06/15/2022(c)	10,000,000	9,181,250
		72,350,198

Broadcasting–1.30%

Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/2023	21,825,000	21,688,594

Catalog Retail–0.76%

Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.00%, 10/05/2016(b)(c)	14,835,000	12,795,188

Communications Equipment–3.42%

Brocade Communications Systems, Inc., Sr. Unsec. Gtd. Conv. Bonds, 1.38%, 01/01/2020	20,500,000	20,410,312
Ciena Corp., Sr. Unsec. Conv. Notes, 3.75%, 10/15/2018(c)	4,000,000	4,750,000
InterDigital, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 03/01/2020	2,000,000	2,058,750
Palo Alto Networks, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 07/01/2019(d)	12,495,000	19,515,628
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(b)	10,730,000	10,495,281
		57,229,971

Construction & Engineering–0.59%

Dycom Industries, Inc., Sr. Unsec. Conv. Notes, 0.75%, 09/15/2021(c)	10,000,000	9,803,710

Construction Machinery & Heavy Trucks–0.45%

Meritor Inc., Sr. Unsec. Gtd. Conv. Bonds, 7.88%, 12/01/2020(b)	6,414,000	7,468,301

Construction Materials–0.33%

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Bonds, 3.72%, 03/15/2020	6,000,000	5,520,000

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Consumer Finance–0.29%

PRA Group, Inc., Sr. Unsec. Conv. Bonds, 3.00%, 08/01/2020	$6,060,000	$4,859,363

Data Processing & Outsourced Services–2.23%

Cardtronics, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2020	13,897,000	13,488,776
Euronet Worldwide, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 10/01/2020(b)	19,900,000	23,805,375
		37,294,151

Diversified REIT’s–0.77%

Spirit Realty Capital, Inc., Sr. Unsec. Conv. Notes, 2.88%, 05/15/2019	5,000,000	5,006,275
3.75%, 05/15/2021	7,865,000	7,928,942
		12,935,217

Electric Utilities–2.24%

Exelon Corp., Jr. Unsec. Sub. Conv. Investment Units, 6.50%, 06/01/2017	300,101	14,773,972
NextEra Energy, Inc., Conv. Investment Units, 6.37%, 09/01/2018	371,000	22,649,550
		37,423,522

Electronic Components–0.35%

InvenSense, Inc., Sr. Unsec. Conv. Bonds, 1.75%, 11/01/2018	6,295,000	5,799,269

Electronic Manufacturing Services–0.32%

TTM Technologies, Inc., Sr. Unsec. Conv. Notes, 1.75%, 12/15/2020	6,000,000	5,373,750

Gas Utilities–0.30%

Laclede Group, Inc. (The), Jr. Unsec. Sub. Conv. Investment Units, 6.75%, 04/01/2017	82,500	4,982,175

Gold–0.17%

Royal Gold Inc., Sr. Unsec. Conv. Notes, 2.88%, 06/15/2019	2,926,000	2,812,618

Health Care Distributors–0.28%

Aceto Corp., Sr. Unsec. Conv. Notes, 2.00%, 11/01/2020(c)	5,000,000	4,778,125

Health Care Equipment–3.06%

HeartWare International, Inc., Sr. Unsec. Conv. Notes, 1.75%, 12/15/2021(c)	6,000,000	4,155,000
Insulet Corp., Sr. Unsec. Conv. Notes, 2.00%, 06/15/2019	13,133,000	12,739,010
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021(c)	10,000,000	10,750,000

	Principal Amount	Value

Health Care Equipment–(continued)

Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	$26,300,000	$23,620,687
		51,264,697

Health Care Facilities–2.20%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/2018	17,750,000	16,995,625
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/2020(b)	17,868,000	19,878,150
		36,873,775

Health Care Supplies–0.46%

Spectranetics Corp. (The), Sr. Unsec. Conv. Notes, 2.63%, 06/05/2021(b)	9,773,000	7,775,643

Health Care Technology–1.55%

Allscripts Healthcare Solutions, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 07/01/2020	17,580,000	17,975,550
Medidata Solutions, Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/01/2018	7,837,000	7,988,842
		25,964,392

Homebuilding–0.46%

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Conv. Notes, 0.50%, 12/15/2017(b)	7,862,000	7,665,450

Homefurnishing Retail–0.43%

Restoration Hardware Holdings Inc., Sr. Unsec. Conv. Notes, 0.00%, 06/15/2019(c)(d)	8,755,000	7,184,572

Housewares & Specialties–0.62%

Jarden Corp., Sr. Unsec. Gtd. Sub. Conv. Bonds, 1.13%, 03/15/2024(b)	4,000,000	5,080,000
1.88%, 09/15/2018	2,800,000	5,274,500
		10,354,500

Industrial Machinery–0.58%

Stanley Black & Decker, Inc., Conv. Investment Units, 6.25%, 11/17/2016	86,433	9,747,050

Infrastructure–1.00%

Macquarie Infrastructure Corp., Sr. Unsec. Conv. Notes, 2.88%, 07/15/2019	15,055,000	16,701,641

Internet Retail–1.58%

Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Notes, 1.00%, 07/01/2018(b)(c)	6,500,000	7,170,312

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Internet Retail–(continued)

Priceline Group Inc. (The), Sr. Unsec. Conv. Bonds, 0.35%, 06/15/2020	$16,000,000	$19,280,000
		26,450,312

Internet Software & Services–6.84%

Akamai Technologies, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 02/15/2019(d)	18,130,000	17,733,497
Cornerstone OnDemand, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 07/01/2018	16,206,000	16,114,841
LinkedIn Corp., Sr. Unsec. Conv. Bonds, 0.50%, 11/01/2019	15,775,000	14,365,109
Twitter, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 09/15/2021	14,805,000	12,473,213
Web.com Group Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/15/2018	13,595,000	12,966,231
WebMD Health Corp., Unsec. Conv. Bonds, 1.50%, 12/01/2020	14,000,000	18,733,750
Yahoo! Inc., Sr. Unsec. Conv. Bonds, 0.00%, 12/01/2018(d)	22,230,000	22,077,169
		114,463,810

Investment Banking & Brokerage–0.81%

Cowen Group, Inc., Sr. Unsec. Conv. Notes, 3.00%, 03/15/2019	8,000,000	7,460,000
FXCM, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/15/2018	10,081,000	6,149,410
		13,609,410

Life Sciences Tools & Services–0.79%

Fluidigm Corp., Sr. Unsec. Conv. Notes, 2.75%, 02/06/2021(b)	8,064,000	4,475,520
Illumina, Inc., Sr. Unsec. Conv. Notes, 0.50%, 06/15/2021	8,080,000	8,741,550
		13,217,070

Managed Health Care–1.23%

Molina Healthcare, Inc., Sr. Unsec. Conv. Notes, 1.63%, 08/19/2018(b)	16,300,000	20,538,000

Mortgage REIT’s–2.43%

Blackstone Mortgage Trust, Inc., Sr. Unsec. Conv. Notes, 5.25%, 12/01/2018	6,711,000	7,021,384
Colony Capital, Inc., Sr. Unsec. Conv. Notes, 3.88%, 01/15/2021	14,567,000	13,101,196
iStar Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/2016(c)	9,770,000	9,629,556
Starwood Property Trust, Inc., Sr. Unsec. Conv. Notes, 4.55%, 03/01/2018	10,800,000	10,881,000
		40,633,136

	Principal Amount	Value

Movies & Entertainment–1.13%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	$19,081,000	$18,937,892

Multi-Utilities–1.76%

Dominion Resources, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.38%, 07/01/2017(e)	412,932	20,770,480
Series B, Jr. Unsec. Sub. Conv. Investment Units, 6.00%, 07/01/2016	149,700	8,717,031
		29,487,511

Oil & Gas Exploration & Production–1.15%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/2024	19,000,000	7,742,500
Whiting Petroleum Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 04/01/2020(c)	19,500,000	11,444,062
		19,186,562

Packaged Foods & Meats–1.77%

Post Holdings, Inc., Conv. Amortizing Notes, 5.25%, 06/01/2017	50,000	6,284,750
Tyson Foods, Inc., Conv. Amortizing Notes, 4.75%, 07/15/2017	312,557	23,279,245
		29,563,995

Pharmaceuticals–3.52%

Horizon Pharma Investment Ltd., Sr. Unsec. Gtd. Conv. Bonds, 2.50%, 03/15/2022	6,000,000	5,141,250
Impax Laboratories, Inc., Sr. Unsec. Conv. Notes, 2.00%, 06/15/2022(c)	12,500,000	11,210,937
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	24,720,000	25,523,400
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 2.50%, 01/15/2022	15,000,000	17,025,000
		58,900,587

Property & Casualty Insurance–0.47%

AmTrust Financial Services, Inc., Sr. Unsec. Conv. Notes, 2.75%, 12/15/2024(b)	10,000,000	7,937,500

Semiconductors–8.04%

Inphi Corp., Sr. Unsec. Conv. Notes, 1.13%, 12/01/2020(c)	5,000,000	5,412,500
Integrated Device Technology, Inc., Sr. Unsec. Conv. Notes, 0.88%, 11/15/2022(c)	20,500,000	19,231,563
Intel Corp., Jr. Unsec. Sub. Conv. Deb., 3.25%, 08/01/2039	9,440,000	15,033,247

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Semiconductors–(continued)

Microchip Technology, Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	$21,982,000	$22,723,892
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(b)	22,700,000	15,577,875
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2018	3,852,000	6,892,673
NXP Semiconductors N.V. (Netherlands), Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2019	25,700,000	28,559,125
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Notes, 1.00%, 12/01/2020(c)	11,900,000	10,680,250
Series B, Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/2016(b)	3,720,000	4,036,200
SunPower Corp., Sr. Unsec. Conv. Notes, 0.88%, 06/01/2021	4,300,000	3,354,000
4.00%, 01/15/2023(c)	3,000,000	3,056,250
		134,557,575

Specialty Chemicals–0.65%

RPM International Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/2020	9,526,000	10,913,224

Systems Software–5.00%

FireEye, Inc., Series A, Sr. Unsec. Conv. Notes, 1.00%, 06/01/2020(b)(c)	13,100,000	11,167,750
Series B, Sr. Unsec. Conv. Notes, 1.63%, 06/01/2022(b)(c)	8,400,000	6,872,250
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2018	14,510,000	13,920,531
Proofpoint, Inc., Sr. Unsec. Conv. Notes, 0.75%, 06/15/2020(c)	16,375,000	15,863,281
Red Hat, Inc., Sr. Unsec. Conv. Bonds, 0.25%, 10/01/2019	9,075,000	11,304,047
Rovi Corp., Sr. Unsec. Conv. Bonds, 0.50%, 03/01/2020	7,000,000	6,715,625
ServiceNow, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 11/01/2018(d)	16,362,000	17,803,902
		83,647,386

Technology Hardware, Storage & Peripherals–2.54%

Electronics for Imaging, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/01/2019	20,400,000	21,267,000
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/2020	20,362,000	21,240,111
		42,507,111

Thrifts & Mortgage Finance–1.07%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/2017	12,864,000	13,394,640

	Principal Amount	Value

Thrifts & Mortgage Finance–(continued)

Walter Investment Management Corp., Sr. Unsec. Sub. Conv. Notes, 4.50%, 11/01/2019	$8,000,000	$4,605,000
		17,999,640

Tobacco–0.91%

Vector Group Ltd., Sr. Unsec. Conv. Notes, 1.75%, 04/15/2020	13,685,000	15,198,903
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,344,145,738)		1,319,886,510

	Shares

Preferred Stocks–18.29%

Asset Management & Custody Banks–0.70%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	210,200	11,659,542

Diversified Banks–3.87%

Bank of America Corp., Series L, $72.50 Conv. Pfd.	26,800	30,498,400
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	28,500	34,342,785
		64,841,185

Health Care Facilities–0.90%

Amsurg Corp., Series A-1, $5.25 Conv. Pfd.	107,796	15,142,104

Independent Power Producers & Energy Traders–0.39%

Dynegy Inc., Series A, $5.38 Conv. Pfd.	122,000	6,527,000

Integrated Telecommunication Services–1.47%

Frontier Communications Corp., Series A, $11.13 Conv. Pfd.	236,100	24,648,840

Managed Health Care–1.30%

Anthem, Inc., $2.63 Conv. Pfd.	466,000	21,757,540

Oil & Gas Exploration & Production–1.52%

Hess Corp., $4.00 Conv. Pfd.	298,000	20,091,160
WPX Energy Inc., Series A, $3.13 Conv. Pfd.	150,000	5,293,500
		25,384,660

Pharmaceuticals–2.77%

Allergan PLC, Series A, $55.00 Conv. Pfd.	33,800	31,066,932
Teva Pharmaceutical Industries Ltd. (Israel), $70.00 Conv. Pfd.	17,500	15,386,875
		46,453,807

Regional Banks–0.54%

KeyCorp., Series A, $7.75 Conv. Pfd.	18,000	2,326,680
Wintrust Financial Corp., Series C, $50.00 Conv. Pfd.	5,673	6,645,919
		8,972,599

See accompanying notes which are an integral part of this schedule.

        Invesco Convertible Securities Fund

	Shares	Value

Reinsurance–0.31%

Maiden Holdings Ltd., Series B, $3.63 Conv. Pfd.	105,348	$5,117,806

Specialized REIT’s–3.08%

American Tower Corp., Series A, $5.25 Conv. Pfd.	105,744	11,124,269
American Tower Corp., Series B, $5.50 Conv. Pfd.	143,300	14,781,395
Crown Castle International Corp., Series A, $4.50 Conv. Pfd.	239,770	25,703,344
		51,609,008

Wireless Telecommunication Services–1.44%

T-Mobile US, Inc., Series A, $2.75 Conv. Pfd.	363,400	24,057,080
Total Preferred Stocks (Cost $289,223,127)		306,171,171

	Shares	Value

Money Market Funds–2.06%

Liquid Assets Portfolio –Institutional Class, 0.45% (f)	17,239,742	$17,239,742
Premier Portfolio –Institutional Class, 0.40% (f)	17,239,742	17,239,742
Total Money Market Funds (Cost $34,479,484)		34,479,484
TOTAL INVESTMENTS–99.22% (Cost $1,667,848,349)		1,660,537,165
OTHER ASSETS LESS LIABILITIES–0.78%		12,991,747
NET ASSETS–100.00%		$1,673,528,912

Investment Abbreviations:

Conv.	—Convertible
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2016 was $181,272,524, which represented 10.83% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(e)	Each corporate unit consists of purchase contract for the issuer’s common stock & 1/20th undivided beneficial ownership interest in the issuer’s Series A, 1.50% subordinated notes due 2020.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

        Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Convertible Securities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Convertible Securities Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$306,958,319	$33,692,336	$—	$340,650,655
Corporate Debt Securities	99,937,328	1,219,949,182	—	1,319,866,510
Total Investments	$406,895,647	$1,253,641,518	$—	$1,660,537,165

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $96,787,252 and $401,779,492, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 95,017,477
Aggregate unrealized (depreciation) of investment securities	(125,801,459)
Net unrealized appreciation (depreciation) of investment securities	$ (30,783,982)
Cost of investments for tax purposes is $1,691,321,147.

Invesco Convertible Securities Fund

Invesco Allocation Funds Invesco Conservative Allocation Fund Invesco Growth Allocation Fund Invesco Moderate Allocation Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	AAS-QTR-1 03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–99.86%(a)

	% of Net Assets 03/31/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/16	Value 03/31/16

Asset Allocation Funds–4.51%
Invesco Balanced-Risk Allocation Fund-Class R6	4.51%	$20,937,181	$—	$(5,468,511)	$ 799,925	$(531,157)	$—	1,486,066	$15,737,438

Invesco Balanced-Risk Commodity Strategy Fund-Class R6(b)	0.00%	13,849,776	24,941	(13,652,591)	6,004,697	(6,226,823)	—	—	—

Invesco Global Markets Strategy Fund-Class R6	0.00%	11,198,248	—	(11,353,818)	752,784	(597,214)	—	—	—

Total Asset Allocation Funds		45,985,205	24,941	(30,474,920)	7,557,406	(7,355,194)	—		15,737,438

Domestic Equity Funds–26.75%
Invesco All Cap Market Neutral Fund-Class R6	2.37%	—	8,363,574	—	(99,014)	—	—	793,144	8,264,560

Invesco American Franchise Fund-Class R6 (b)	2.53%	6,922,665	2,379,363	(271,241)	(164,380)	(20,849)	—	550,097	8,845,558

Invesco Charter Fund-Class R6	0.00%	10,368,368	337,898	(10,242,765)	(1,062,831)	599,330	—	—	—

Invesco Comstock Fund-Class R6	0.00%	6,809,923	519,085	(6,665,246)	(1,965,347)	1,301,585	—	—	—

Invesco Diversified Dividend Fund-Class R6	7.11%	13,607,081	10,278,453	(380,411)	1,296,686	422	113,579	1,345,753	24,802,231

Invesco Endeavor Fund-Class R6 (b)	2.04%	7,079,537	424,101	(593,241)	346,866	(142,763)	—	409,114	7,114,500

Invesco Equally-Weighted S&P 500 Fund-Class R6	6.10%	—	20,233,944	(828,924)	1,838,284	43,239	—	442,916	21,286,543

Invesco Growth and Income Fund-Class R6	4.06%	9,071,483	5,319,858	(299,310)	95,333	(29,993)	68,435	616,879	14,157,371

Invesco Small Cap Equity Fund-Class R6 (b)	0.00%	5,913,314	471,992	(5,801,317)	(1,000,650)	416,661	—	—	—

PowerShares Russell Top 200 Pure Growth Portfolio - ETF	2.54%	6,650,790	2,645,661	(365,602)	(96,914)	34,132	—	269,366	8,868,067

Total Domestic Equity Funds		66,423,161	50,973,929	(25,448,057)	(811,967)	2,201,764	182,014		93,338,830

Fixed-Income Funds–59.28%
Invesco Core Plus Bond Fund-Class R6	17.98%	86,251,088	686,236	(25,236,616)	1,821,114	(767,131)	686,243	5,870,410	62,754,691

Invesco Emerging Markets Flexible Bond Fund-Class R6 (c)	4.85%	11,207,553	5,902,726	(125,862)	(31,128)	(21,581)	167,713	2,658,039	16,931,708

Invesco Floating Rate Fund-Class R6	5.08%	19,008,982	240,713	(1,490,358)	92,002	(113,405)	239,645	2,480,830	17,737,934

Invesco High Yield Fund-Class R6	6.07%	16,976,252	4,100,885	(82,382)	202,478	(8,839)	293,666	5,377,765	21,188,394

Invesco Premium Income Fund-Class R6	0.00%	13,938,135	59,980	(13,657,474)	370,286	(710,927)	119,607	—	—

Invesco Short Duration Inflation Protected Fund-Class R6	4.90%	—	16,829,055	—	287,325	—	43,487	1,614,753	17,116,380

Invesco Short Term Bond Fund -Class R6	3.89%	—	13,484,654	—	96,586	—	31,207	1,588,449	13,581,240

Invesco U.S. Mortgage Fund-Class R5	7.74%	—	27,017,994	—	(19,711)	—	120,194	2,179,038	26,998,283

PowerShares 1-30 Laddered Treasury Portfolio - ETF	5.86%	43,622,658	—	(25,305,042)	(1,007,362)	3,151,952	181,329	603,783	20,462,206

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio - ETF	2.91%	—	9,995,065	—	141,344	—	14,999	403,841	10,136,409

Total Fixed-Income Funds		191,004,668	78,317,308	(65,897,734)	1,952,934	1,530,069	1,898,090		206,907,245

Foreign Equity Funds–6.05%
Invesco Developing Markets Fund- Class R6	0.00%	10,973,904	249,989	(10,853,508)	2,243,713	(2,614,098)	—	—	—

Invesco International Growth Fund-Class R6	3.03%	12,834,472	387,390	(2,720,214)	105,035	(35,005)	—	330,572	10,571,678

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio - ETF	3.02%	13,547,552	935,538	(3,379,139)	(167,660)	(384,796)	31,430	298,402	10,551,495

Total Foreign Equity Funds		37,355,928	1,572,917	(16,952,861)	2,181,088	(3,033,899)	31,430		21,123,173

Real Estate Funds–3.05%
Invesco Global Real Estate Fund- Class R6	0.00%	6,806,080	180,714	(6,567,211)	(1,364,034)	944,451	—	—	—

Invesco Global Real Estate Income Fund-Class R6	3.05%	—	10,137,546	(22,511)	525,859	151	86,833	1,190,274	10,641,045

Total Real Estate Funds		6,806,080	10,318,260	(6,589,722)	(838,175)	944,602	86,833		10,641,045

Money Market Funds–0.22%
Liquid Assets Portfolio-Institutional Class, 0.45%(d)	0.11%	536,385	4,368,582	(4,531,129)	—	—	593	373,838	373,838

Premier Portfolio-Institutional Class, 0.40%(d)	0.11%	536,385	4,368,581	(4,531,129)	—	—	532	373,837	373,837

Total Money Market Funds		1,072,770	8,737,163	(9,062,258)	—	—	1,125		747,675

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $330,109,921)	99.86%	$348,647,812	$149,944,518	$(154,425,552)	$ 10,041,286	$(5,712,658)	$2,199,492		$348,495,406

OTHER ASSETS LESS LIABILITIES	0.14%								499,916

NET ASSETS	100.00%								$348,995,322

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in the Fund shares of exchange-traded funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective February 26, 2016, Invesco Emerging Market Local Currency Debt Fund was renamed as Invesco Emerging Markets Flexible Bond Fund.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

March 31, 2016

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.11%(a)

	% of Net Assets 03/31/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/16	Value 03/31/16

Asset Allocation Funds–4.39%
Invesco Balanced-Risk Allocation Fund–Class R6	4.39%	$84,358,134	$—	$(39,302,604)	$1,282,502	$(709,619)	$—	4,308,632	$45,628,413

Invesco Balanced-Risk Commodity Strategy Fund –Class R6 (b)	0.00%	62,563,308	—	(61,551,169)	27,103,898	(28,116,037)	—	—	—

Invesco Global Markets Strategy Fund–Class R6	0.00%	56,894,489	—	(57,660,679)	3,779,147	(3,012,957)	—	—	—

Total Asset Allocation Funds		203,815,931	—	(158,514,452)	32,165,547	(31,838,613)	—		45,628,413

Domestic Equity Funds–58.23%
Invesco All Cap Market Neutral Fund–Class R6	3.68%	—	38,645,950	—	(440,655)	—	—	3,666,535	38,205,295

Invesco American Franchise Fund–Class R6 (b)	6.07%	46,606,573	18,214,856	(905,448)	(819,858)	(71,489)	—	3,919,442	63,024,634

Invesco Charter Fund–Class R6	0.00%	69,225,515	273,357	(66,376,856)	(3,636,962)	514,946	—	—	—

Invesco Comstock Fund–Class R6	6.07%	45,854,032	17,840,130	(761,525)	280,889	(146,444)	368,415	2,981,895	63,067,082

Invesco Diversified Dividend Fund–Class R6	11.51%	91,258,419	25,659,778	(3,162,943)	5,838,469	(59,041)	539,115	6,485,875	119,534,682

Invesco Endeavor Fund–Class R6 (b)	2.56%	47,803,441	1,236,111	(21,316,301)	2,687,021	(3,834,240)	—	1,528,236	26,576,032

Invesco Equally-Weighted S&P 500 Fund–Class R6	10.20%	—	97,321,178	(682,718)	9,213,113	32,345	—	2,203,161	105,883,918

Invesco Growth and Income Fund–Class R6	0.00%	60,925,247	2,048,159	(57,409,513)	(9,693,175)	4,129,282	—	—	—

Invesco Long/Short Equity Fund–Class R6	2.92%	—	29,006,249	—	1,265,927	—	—	2,752,016	30,272,176

Invesco Small Cap Equity Fund–Class R6 (b)	3.07%	39,611,427	2,470,609	(9,533,930)	768,116	(1,384,658)	—	2,173,694	31,931,564

PowerShares Russell Top 200 Pure Growth Portfolio – ETF	6.04%	44,648,440	20,164,481	(1,825,522)	(401,133)	179,692	—	1,906,505	62,765,958

PowerShares S&P Midcap Low Volatility Portfolio – ETF	3.08%	—	29,629,168	(374,347)	2,711,709	5,967	44,000	869,054	31,972,497

PowerShares S&P Smallcap Low Volatility Portfolio – ETF	3.03%	—	29,599,381	(271,706)	2,146,962	3,965	81,861	898,875	31,478,602

Total Domestic Equity Funds		445,933,094	312,109,407	(162,620,809)	9,920,423	(629,675)	1,033,391		604,712,440

Fixed-Income Funds–12.33%
Invesco Core Plus Bond Fund–Class R6	3.83%	31,977,872	9,551,585	(2,477,524)	698,979	(32,726)	320,278	3,715,452	39,718,186

Invesco Emerging Markets Flexible Bond Fund–Class R6	1.88%	—	19,478,075	—	89,823	—	61,244	3,071,884	19,567,898

Invesco Short Term Bond Fund–Class R6	1.89%	—	19,482,327	—	137,775	—	45,431	2,294,749	19,620,102

Invesco U.S. Mortgage Fund- Class R5	2.35%	—	24,396,575	—	(19,300)	—	109,364	1,967,496	24,377,275

PowerShares 1-30 Laddered Treasury Portfolio - ETF	2.38%	63,557,172	—	(41,902,817)	(1,339,728)	4,405,044	251,573	729,409	24,719,671

Total Fixed-Income Funds		95,535,044	72,908,562	(44,380,341)	(432,451)	4,372,318	787,890		128,003,132

Foreign Equity Funds–22.34%
Invesco Developing Markets Fund–Class R6	2.55%	73,776,038	521,350	(48,714,220)	14,307,781	(13,385,600)	—	984,597	26,505,349

Invesco International Companies Fund–Class R6 (b)	3.08%	—	29,281,267	—	2,749,207	—	—	3,127,976	32,030,474

Invesco International Growth Fund–Class R6	8.13%	86,244,090	641,315	(3,699,084)	1,407,270	(141,617)	—	2,640,775	84,451,974

Invesco Low Volatility Emerging Markets Fund–Class R6	2.57%	—	24,478,229	(1,263,601)	3,301,292	125,514	—	3,301,293	26,641,434

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio – ETF	6.01%	90,966,288	3,984,407	(28,292,554)	(387,391)	(3,896,311)	182,414	1,763,983	62,374,439

Total Foreign Equity Funds		250,986,416	58,906,568	(81,969,459)	21,378,159	(17,298,014)	182,414		232,003,670

Real Estate Funds–2.46%
Invesco Global Real Estate Fund–Class R6	0.00%	45,833,383	180,019	(43,209,854)	(9,797,973)	6,994,425	—	—	—

Invesco Global Real Estate Income Fund–Class R6	2.46%	—	24,392,770	—	1,281,888	—	209,068	2,871,886	25,674,658

Total Real Estate Funds		45,833,383	24,572,789	(43,209,854)	(8,516,085)	6,994,425	209,068		25,674,658

Money Market Funds–0.36%
Liquid Assets Portfolio-Institutional Class, 0.45%(c)	0.18%	1,343,234	22,731,145	(22,250,066)	—	—	2,188	1,824,313	1,824,313

Premier Portfolio-Institutional Class, 0.40%(c)	0.18%	1,343,235	22,731,145	(22,250,067)	—	—	1,954	1,824,313	1,824,313

Total Money Market Funds		2,686,469	45,462,290	(44,500,133)	—	—	4,142		3,648,626

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $905,443,960)	100.11%	$1,044,790,337	$513,959,616	$(535,195,048)	$54,515,593	$(38,399,559)	$2,216,905		$1,039,670,939

OTHER ASSETS LESS LIABILITIES	(0.11)%								(1,090,525)

NET ASSETS	100.00%								$1,038,580,414

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in the Fund shares of exchange-traded funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

March 31, 2016

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–99.99%(a)

	% of Net Assets 03/31/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/16	Value 03/31/16

Asset Allocation Funds–4.46%
Invesco Balanced-Risk Allocation Fund-Class R6	4.46%	$58,328,063	$—	$(22,432,073)	$2,220,065	$(1,688,325)	$—	3,439,823	$36,427,730

Invesco Balanced-Risk Commodity Strategy Fund-Class R6 (b)	0.00%	41,270,230	—	(40,601,999)	18,452,482	(19,120,713)	—	—	—

Invesco Global Markets Strategy Fund-Class R6	0.00%	35,107,819	—	(35,586,426)	2,315,483	(1,836,876)	—	—	—

Total Asset Allocation Funds		134,706,112	—	(98,620,498)	22,988,030	(22,645,914)	—		36,427,730

Domestic Equity Funds–44.25%
Invesco All Cap Market Neutral Fund-Class R6	2.79%	—	23,015,769	—	(264,626)	—	—	2,183,411	22,751,143

Invesco American Franchise Fund-Class R6 (b)	4.56%	27,380,193	11,148,517	(825,770)	(457,666)	(68,295)	—	2,312,001	37,176,979

Invesco Charter Fund-Class R6	0.00%	41,041,950	704,500	(39,895,095)	(3,190,270)	1,338,915	—	—	—

Invesco Comstock Fund-Class R6	4.55%	27,140,839	10,919,053	(1,044,874)	238,470	(158,389)	218,994	1,753,905	37,095,099

Invesco Diversified Dividend Fund-Class R6	9.61%	54,098,409	21,836,060	(1,404,400)	3,911,080	(37,197)	353,611	4,254,148	78,403,952

Invesco Endeavor Fund-Class R6 (b)	2.04%	28,127,897	1,189,294	(12,149,577)	1,128,259	(1,680,095)	—	955,479	16,615,778

Invesco Equally-Weighted S&P 500 Fund-Class R6	8.11%	—	61,833,825	(1,526,328)	5,756,211	98,331	—	1,376,655	66,162,039

Invesco Growth and Income Fund-Class R6	0.00%	35,947,748	1,839,188	(34,481,956)	(6,659,897)	3,354,917	—	—	—

Invesco Long/Short Equity Fund-Class R6	1.96%	—	15,344,459	—	667,218	—	—	1,455,607	16,011,677

Invesco Small Cap Equity Fund-Class R6 (b)	2.03%	23,506,332	1,726,835	(8,121,709)	226,041	(787,910)	—	1,126,589	16,549,589

PowerShares Russell Top 200 Pure Growth Portfolio - ETF	4.57%	26,431,657	12,399,375	(1,461,302)	(203,515)	113,045	—	1,132,351	37,279,260

PowerShares S&P Midcap Low Volatility Portfolio - ETF	2.02%	—	15,769,743	(750,441)	1,396,765	52,535	23,226	447,638	16,468,602

PowerShares S&P Smallcap Low Volatility Portfolio - ETF	2.01%	—	15,753,901	(462,325)	1,121,574	31,296	43,967	469,573	16,444,446

Total Domestic Equity Funds		263,675,025	193,480,519	(102,123,777)	3,669,644	2,257,153	639,798		360,958,564

Fixed-Income Funds–33.22%
Invesco Core Plus Bond Fund-Class R6	9.89%	92,602,620	787,156	(14,082,561)	2,628,138	(1,274,144)	787,161	7,545,483	80,661,209

Invesco Emerging Markets Flexible Bond Fund-Class R6 (c)	2.91%	24,694,269	508,951	(1,275,830)	60,736	(224,986)	322,180	3,730,477	23,763,140

Invesco Floating Rate Fund-Class R6	2.02%	25,349,045	276,082	(8,903,751)	1,668,858	(1,947,552)	274,427	2,299,676	16,442,682

Invesco High Yield Fund-Class R6	3.55%	33,187,525	697,818	(4,838,146)	570,943	(666,821)	485,195	7,348,050	28,951,319

Invesco Short Duration Inflation Protected Fund-Class R6	2.41%	—	19,301,087	—	331,788	—	49,880	1,852,158	19,632,875

Invesco Short Term Bond Fund-Class R6	2.86%	—	23,202,787	—	164,545	—	54,018	2,733,021	23,367,332

Invesco U.S. Mortgage Fund-Class R5	4.74%	—	38,740,746	—	(30,127)	—	173,378	3,124,344	38,710,619

PowerShares 1-30 Laddered Treasury Portfolio - ETF	4.84%	75,291,696	—	(39,490,489)	(443,927)	4,112,912	316,619	1,164,656	39,470,192

Total Fixed-Income Funds		251,125,155	83,514,627	(68,590,777)	4,950,954	(591)	2,462,858		270,999,368

Foreign Equity Funds–15.19%
Invesco Developing Markets Fund-Class R6	1.53%	43,694,135	524,278	(31,873,764)	8,711,719	(8,584,313)	—	463,301	12,472,055

Invesco International Companies Fund-Class R6 (b)	2.03%	—	15,500,841	(356,980)	1,424,744	26,830	—	1,620,648	16,595,435

Invesco International Growth Fund-Class R6	5.07%	51,014,331	751,769	(10,587,244)	(41,210)	235,530	—	1,293,720	41,373,176

Invesco Low Volatility Emerging Markets Fund-Class R6	1.54%	—	11,662,472	(747,166)	1,553,416	67,345	—	1,553,416	12,536,067

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio - ETF	5.02%	53,823,174	3,245,933	(13,907,843)	(607,009)	(1,648,605)	119,628	1,156,834	40,905,650

Total Foreign Equity Funds		148,531,640	31,685,293	(57,472,997)	11,041,660	(9,903,213)	119,628		123,882,383

Real Estate Funds–2.51%
Invesco Global Real Estate Fund-Class R6	0.00%	27,029,949	357,817	(25,722,550)	(5,360,473)	3,695,257	—	—	—

Invesco Global Real Estate Income Fund-Class R6	2.51%	—	19,370,431	—	1,015,144	—	165,999	2,280,266	20,385,575

Total Real Estate Funds		27,029,949	19,728,248	(25,722,550)	(4,345,329)	3,695,257	165,999		20,385,575

Money Market Funds–0.36%
Liquid Assets Portfolio-Institutional Class, 0.45%(d)	0.18%	2,191,692	13,965,652	(14,656,565)	—	—	1,320	1,500,779	1,500,779

Premier Portfolio-Institutional Class, 0.40%(d)	0.18%	2,191,692	13,965,652	(14,656,565)	—	—	1,176	1,500,779	1,500,779

Total Money Market Funds		4,383,384	27,931,304	(29,313,130)	—	—	2,496		3,001,558

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Invesco Moderate Allocation Fund-(continued)

Schedule of Investments in Affiliated Issuers–99.99%(a)

	% of Net Assets 03/31/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/16	Value 03/31/16

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $735,199,710)	99.99%	$829,451,265	$356,339,991	$(381,843,729)	$38,304,959	$ (26,597,308)	$ 3,390,779		$815,655,178

OTHER ASSETS LESS LIABILITIES	0.01%								48,100

NET ASSETS	100.00%								$815,703,278

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in the Fund shares of exchange-traded funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective February 26, 2016, Invesco Emerging Market Local Currency Debt Fund was renamed as Invesco Emerging Markets Flexible Bond Fund.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty

Invesco Allocation Funds

A.	Security Valuations – (continued)

that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Treasury Inflation-Protected Securities - The Fund or underlying funds may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Invesco Allocation Funds

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the three months ended		At March 31, 2016
	March 31, 2016*		Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation
Invesco Conservative Allocation Fund	$ 141,207,355	$145,363,294	$338,474,363	$ 15,397,385	$ (5,376,342)	$ 10,021,043
Invesco Growth Allocation Fund	468,497,326	490,694,915	918,868,285	129,037,990	(8,235,336)	120,802,654
Invesco Moderate Allocation Fund	328,408,687	352,530,599	748,282,405	79,998,310	(12,625,537)	67,372,773

*	Excludes U.S. Treasury obligations and money market funds, if any.
**Cost	of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed
federal	income tax reporting period-end.

Invesco Allocation Funds

Invesco Global Low Volatility Equity Yield Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	GLVEY-QTR-1 03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.20%

Australia–6.28%

Blackmores Ltd. (a)	12,864	$1,746,630
Caltex Australia Ltd.	86,557	2,256,942
DUET Group	1,410,835	2,422,189
JB Hi-Fi Ltd. (a)	97,979	1,768,230
		8,193,991

Canada–4.05%

Capital Power Corp. (a)	102,900	1,426,360
Metro Inc.	69,500	2,411,667
North West Company Inc. (The) (a)	40,900	910,884
Superior Plus Corp. (a)	74,900	532,961
		5,281,872

China–1.67%

Yangzijiang Shipbuilding Holdings Ltd.	2,995,300	2,177,834

Denmark–2.02%

Vestas Wind Systems A/S	37,466	2,632,737

Finland–1.06%

Tieto Oyj (a)	53,219	1,383,560

Germany–0.60%

ProSiebenSat.1 Media SE	15,249	784,008

Hong Kong–3.66%

CLP Holdings Ltd.	265,500	2,400,926
Sands China Ltd.	581,600	2,369,180
		4,770,106

Israel–2.00%

Bezeq The Israeli Telecommunication Corp. Ltd.	1,157,685	2,612,154

Japan–3.24%

Daiichi Sankyo Co., Ltd. (a)	87,900	1,954,505
Iida Group Holdings Co., Ltd.	117,000	2,274,996
		4,229,501

New Zealand–8.05%

Contact Energy Ltd.	524,221	1,811,446
Meridian Energy Ltd.	737,431	1,335,253
SKY Network Television Ltd.	313,529	1,076,163
SKYCITY Entertainment Group Ltd.	788,883	2,725,524
Spark New Zealand Ltd.	1,022,821	2,580,081
Z Energy Ltd.	210,900	983,833
		10,512,300

Norway–1.54%

SalMar ASA	62,175	1,519,500

	Shares	Value

Norway–(continued)

Veidekke A.S.A.	35,789	$484,571
		2,004,071

Singapore–3.12%

ComfortDelGro Corp. Ltd.	229,000	496,109
SATS Ltd.	834,300	2,444,994
Venture Corp. Ltd.	183,200	1,136,293
		4,077,396

Spain–1.80%

Endesa, S.A.	122,976	2,354,813

Sweden–2.00%

Intrum Justitia AB	74,356	2,613,201

Switzerland–1.72%

Swiss Re AG	24,335	2,241,603

United Kingdom–20.79%

Berendsen PLC	79,969	1,381,808
Berkeley Group Holdings PLC (The)	49,394	2,273,997
Direct Line Insurance Group PLC	378,209	2,003,173
Go-Ahead Group PLC	23,266	885,580
Moneysupermarket.com Group PLC	430,496	1,964,476
National Grid PLC	163,172	2,313,721
Noble Corp. PLC (a)	206,400	2,136,240
Phoenix Group Holdings	20,117	271,725
QinetiQ Group PLC	608,921	1,994,141
Rightmove PLC	32,710	1,973,326
Severn Trent PLC	81,149	2,526,380
SSE PLC	121,841	2,601,992
Vodafone Group PLC	753,322	2,401,295
WH Smith PLC	92,481	2,411,124
		27,138,978

United States–32.60%

American Capital Agency Corp.	131,400	2,447,982
Annaly Capital Management Inc.	253,500	2,600,910
Apple Inc.	6,300	686,637
CenturyLink Inc.	78,600	2,512,056
Cisco Systems, Inc.	93,200	2,653,404
Communications Sales & Leasing, Inc.	107,500	2,391,875
CYS Investments, Inc.	329,600	2,682,944
Darden Restaurants, Inc.	34,300	2,274,090
Entergy Corp.	19,700	1,561,816
Hatteras Financial Corp.	179,100	2,561,130
Hospitality Properties Trust	87,800	2,331,968
Intel Corp.	74,600	2,413,310
Lamar Advertising Co. -Class A	39,800	2,447,700
Pfizer Inc.	69,300	2,054,052
Public Storage	9,900	2,730,717
R. R. Donnelley & Sons Co.	138,100	2,264,840
Realty Income Corp.	6,600	412,566

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

	Shares	Value

United States–(continued)

Two Harbors Investment Corp.	89,800	$713,012
Valero Energy Corp.	38,000	2,437,320
Weingarten Realty Investors	63,100	2,367,512
		42,545,841
Total Common Stocks & Other Equity Interests (Cost $122,416,075)		125,553,966

Money Market Funds–3.04%

Liquid Assets Portfolio –Institutional Class, 0.45% (b)	1,983,364	1,983,364
Premier Portfolio –Institutional Class, 0.40% (b)	1,983,364	1,983,364
Total Money Market Funds (Cost $3,966,728)		3,966,728
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.24%(Cost $126,382,803)		129,520,694

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Fund–5.21%

Liquid Assets Portfolio –Institutional Class, 0.45% (Cost $6,802,035)(b)(c)	6,802,035	$6,802,035
TOTAL INVESTMENTS–104.45% (Cost $133,184,838)		136,322,729
OTHER ASSETS LESS LIABILITIES–(4.45)%		(5,802,323)
NET ASSETS–100.00%		$130,520,406

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at March 31, 2016.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Low Volatility Equity Yield Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Global Low Volatility Equity Yield Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

Invesco Global Low Volatility Equity Yield Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2016, there were transfers from Level 1 to Level 2 of $7,483,226 and from Level 2 to Level 1 of $26,792,457, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$6,425,761	$1,768,230	$—	$8,193,991
Canada	5,281,872	—	—	5,281,872
China	2,177,834	—	—	2,177,834
Denmark	—	2,632,737	—	2,632,737
Finland	—	1,383,560	—	1,383,560
Germany	784,008	—	—	784,008
Hong Kong	4,770,106	—	—	4,770,106
Israel	2,612,154	—	—	2,612,154
Japan	1,954,505	2,274,996	—	4,229,501
New Zealand	6,710,613	3,801,687	—	10,512,300
Norway	—	2,004,071	—	2,004,071
Singapore	4,077,396	—	—	4,077,396
Spain	—	2,354,813	—	2,354,813
Sweden	—	2,613,201	—	2,613,201
Switzerland	—	2,241,603		2,241,603
United Kingdom	10,675,966	16,463,012	—	27,138,978
United States	53,314,604	—	—	53,314,604
	98,784,819	37,537,910	—	136,322,729
Futures Contracts*	12,291	—	—	12,291
Total Investments	$98,797,110	$37,537,910	$—	$136,335,020
* Unrealized appreciation.

Invesco Global Low Volatility Equity Yield Fund

NOTE 3 -- Derivative Investments

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	Long	18	June-2016	$600,307	$(11,210)
E-Mini S&P 500 Index	Long	23	June-2016	2,359,225	24,301
FTSE 100 Index	Long	4	June-2016	351,216	(387)
SGX NIKKEI 225 Index	Long	2	June-2016	149,051	(413)
Total Futures Contracts—Market Risk					$12,291
(a) Futures collateralized by $193,029 cash held with Merrill Lynch & Co., the futures commission merchant.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $25,555,396 and $30,731,666, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,464,804
Aggregate unrealized (depreciation) of investment securities	(8,404,050)
Net unrealized appreciation of investment securities	$3,060,754
Cost of investments for tax purposes is $133,261,975.

Invesco Global Low Volatility Equity Yield Fund

Invesco Income Allocation Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	INCAL-QTR-1 03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–99.24%(a)

	% of Net Assets 03/31/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/16	Value 03/31/16

Domestic Equity Funds–21.85%
Invesco Diversified Dividend Fund-Class R6	0.00%	$32,421,960	$1,008,441	$(32,964,620)	$ (3,212,907)	$2,747,126	$—	—	$ —

Invesco Dividend Income Fund-Class R6	13.83%	60,863,967	632,372	(4,662,749)	3,877,238	(61,556)	353,373	2,736,881	60,649,272

PowerShares Russell Top 200 Pure Value Portfolio - ETF	8.02%	—	32,662,069	—	2,524,306	—	171,465	1,212,107	35,186,375

Total Domestic Equity Funds		93,285,927	34,302,882	(37,627,369)	3,188,637	2,685,570	524,838		95,835,647

Fixed-Income Funds–64.29%
Invesco Core Plus Bond Fund-Class R6	13.84%	60,595,391	4,974,382	(5,856,519)	1,271,419	(276,378)	549,467	5,678,980	60,708,295

Invesco Corporate Bond Fund-Class R6	3.95%	34,319,072	1,807,292	(19,080,444)	1,635,535	(1,336,901)	277,214	2,446,340	17,344,554

Invesco Floating Rate Fund-Class R6	6.94%	28,260,269	3,387,859	(1,303,450)	251,698	(174,302)	379,234	4,254,836	30,422,074

Invesco High Yield Fund-Class R6	6.97%	41,458,749	2,175,484	(12,663,643)	982,785	(1,361,278)	569,961	7,764,492	30,592,097

Invesco International Total Return Fund-Class R6	0.00%	20,054,861	165,763	(20,600,421)	1,871,642	(1,491,845)	—	—	—

Invesco Premium Income Fund-Class R6	9.40%	55,534,477	2,318,582	(16,911,185)	1,535,102	(1,273,344)	656,452	4,157,783	41,203,632

Invesco Short Term Bond Fund-Class R6	0.00%	20,195,697	136,682	(20,308,459)	518,846	(542,766)	63,338	—	—

Invesco U.S. Mortgage Fund-Class R5	9.38%	—	41,183,383	—	(24,171)	—	177,078	3,321,970	41,159,212

PowerShares 1-30 Laddered Treasury Portfolio - ETF	3.95%	—	17,292,564	—	37,765	—	27,469	511,370	17,330,329

PowerShares Emerging Markets Sovereign Debt Portfolio- ETF	4.93%	—	20,832,088	—	813,422	—	90,857	764,859	21,645,510

PowerShares Variable Rate Preferred Portfolio- ETF	4.93%	—	20,912,545	—	700,197		89,816	901,658	21,612,742

Total Fixed-Income Funds		260,418,516	115,186,624	(96,724,121)	9,594,240	(6,456,814)	2,880,886		282,018,445

Foreign Equity Funds–6.12%
PowerShares International Dividend Achievers Portfolio – ETF	3.11%	20,029,210	2,615,731	(8,830,776)	2,306,395	(2,482,009)	12,350	983,313	13,638,551

PowerShares S&P International Developed Low Volatility Portfolio- ETF	3.01%	—	12,270,760	—	948,692	—	27,481	441,679	13,219,452

Total Foreign Equity Funds		20,029,210	14,886,491	(8,830,776)	3,255,087	(2,482,009)	39,831		26,858,003

Real Estate Funds–6.98%
Invesco Global Real Estate Income Fund-Class R6	6.98%	—	29,105,846	—	1,499,702	—	247,329	3,423,439	30,605,548

PowerShares Active U.S. Real Estate Fund - ETF	0.00%	28,517,781	2,291,477	(28,604,128)	(2,381,160)	176,030	—	—	—

Total Real Estate Funds		28,517,781	31,397,323	(28,604,128)	(881,458)	176,030	247,329		30,605,548

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $427,421,859)	99.24%	$ 402,251,434	$195,773,320	$(171,786,394)	$ 15,156,506	$(6,077,223)	$3,692,884		$ 435,317,643

OTHER ASSETS LESS LIABILITIES	0.76%								3,320,165

NET ASSETS	100.00%								$ 438,637,808

Investment Abbreviations:

ETF     — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in the Fund shares of exchange-traded funds listed.

See accompanying notes which are an integral part of this schedule.

Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty

Invesco Income Allocation Fund

A.	Security Valuations – (continued)

that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Income Allocation Fund

As of March 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $195,773,320 and $171,786,394, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$ 9,834,080

Aggregate unrealized (depreciation) of investment securities	(8,615,985)

Net unrealized appreciation of investment securities	$ 1,218,095

Cost of investments for tax purposes is $434,099,548.

Invesco Income Allocation Fund

Invesco International Allocation Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	INTAL-QTR-1 03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.17%(a)

	% of Net Assets 03/31/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/16	Value 03/31/16
Foreign Equity Funds–99.65%
Invesco Developing Markets Fund	6.09%	$6,809,337	$ 1,748,574	$(219,885)	$953,898	$(51,213)	$—	343,266	$ 9,240,711
Invesco Emerging Market Equity Fund(b)	4.36%	6,832,555	131,850	(503,484)	306,821	(158,252)	—	1,021,559	6,609,490
Invesco International Companies Fund(b)	4.89%	—	6,779,699	—	636,099	—	—	724,199	7,415,798
Invesco International Core Equity Fund	17.80%	47,746,358	—	(18,893,320)	4,981,515	(6,830,485)	—	2,697,709	27,004,068
Invesco International Growth Fund	17.93%	34,438,155	—	(7,288,835)	875,832	(832,984)	—	850,287	27,192,168
Invesco International Small Company Fund	6.13%	15,264,062	—	(5,837,282)	1,553,248	(1,678,726)	—	589,436	9,301,302
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio - ETF	14.73%	—	20,985,952	—	1,365,351	—	65,366	632,107	22,351,303
PowerShares FTSE RAFI Developed Markets ex- U.S. Small-Mid Portfolio	7.06%	—	9,918,976	(126,900)	900,358	10,017	—	407,402	10,702,451
PowerShares FTSE RAFI Emerging Markets Portfolio	6.19%	—	8,397,149	(406,748)	1,346,936	49,128	6,344	601,311	9,386,465
PowerShares International Dividend Achievers Portfolio - ETF	6.97%	41,378,301	1,724,665	(30,415,028)	8,708,653	(10,816,916)	9,581	762,774	10,579,675
PowerShares S&P International Developed Low Volatility Portfolio	7.50%	—	10,558,723	—	817,221	—	23,649	380,085	11,375,944
Total Foreign Equity Fund		152,468,768	60,245,588	(63,691,482)	22,445,932	(20,309,431)	104,940		151,159,375
Money Market Funds–0.52%
Liquid Assets Portfolio– Institutional Class, 0.45%(c)	0.26%	525,450	13,212,387	(13,343,030)	—	—	803	394,807	394,807
Premier Portfolio – Institutional Class, 0.40%(c)	0.26%	525,450	13,212,387	(13,343,030)	—	—	718	394,807	394,807
Total Money Market Funds		1,050,900	26,424,774	(26,686,060)	—	—	1,521		789,614
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $139,095,796)	100.17%	$153,519,668	$ 86,670,362	$(90,377,542)	$22,445,932	$(20,309,431)	$106,461		$ 151,948,989
OTHER ASSETS LESS LIABILITIES	(0.17)%								(264,715)
NET ASSETS	100.00%								$ 151,684,274

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange- traded fund.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco International Allocation Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Invesco International Allocation Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $60,245,588 and $63,691,482, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,395,954
Aggregate unrealized (depreciation) of investment securities	(27,594,563)
Net unrealized appreciation (depreciation) of investment securities	$(13,198,609)
Cost of investments for tax purposes is $165,147,598.

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	MCCE-QTR-1 03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.72%

Advertising–1.25%

Publicis Groupe S.A. (France)	296,950	$ 20,809,530

Apparel, Accessories & Luxury Goods–1.78%

PVH Corp.	297,768	29,496,898

Application Software–1.19%

Synopsys, Inc. (b)	406,109	19,671,920

Asset Management & Custody Banks–1.77%

Northern Trust Corp.	451,487	29,423,408

Auto Parts & Equipment–1.02%

Dana Holding Corp.	1,202,561	16,944,084

Automotive Retail–0.69%

Advance Auto Parts, Inc.	71,350	11,440,259

Biotechnology–1.11%

United Therapeutics Corp. (b)	164,498	18,330,012

Brewers–1.45%

Molson Coors Brewing Co. -Class B	249,677	24,013,934

Computer & Electronics Retail–1.11%

GameStop Corp. -Class A	578,925	18,369,290

Construction Machinery & Heavy Trucks–0.79%

Allison Transmission Holdings, Inc.	488,552	13,181,133

Data Processing & Outsourced Services–2.28%

Jack Henry & Associates, Inc.	446,381	37,750,441

Electronic Components–2.69%

Amphenol Corp. -Class A	770,586	44,555,282

Electronic Equipment & Instruments–1.77%

FLIR Systems, Inc.	890,967	29,357,363

Environmental & Facilities Services–1.87%

Republic Services, Inc.	649,833	30,964,542

Health Care Distributors–1.83%

Cardinal Health, Inc.	369,974	30,319,369

Health Care Equipment–1.60%

ResMed Inc.	271,841	15,717,847
Wright Medical Group N.V. (b)	651,099	10,808,243
		26,526,090

Health Care Facilities–0.66%

Tenet Healthcare Corp. (b)	380,162	10,998,087

Homebuilding–1.98%

D.R. Horton, Inc.	1,085,320	32,809,224

	Shares	Value

Hotels, Resorts & Cruise Lines–1.22%

Norwegian Cruise Line Holdings Ltd. (b)	366,398	$ 20,258,145

Household Appliances–0.98%

Whirlpool Corp.	89,943	16,220,321

Industrial Machinery–8.35%

Flowserve Corp.	260,846	11,584,171
Kennametal Inc.	760,518	17,104,050
Nordson Corp.	343,192	26,096,320
Parker-Hannifin Corp.	194,091	21,559,628
Stanley Black & Decker Inc.	178,324	18,761,468
Timken Co. (The)	402,778	13,489,035
Xylem, Inc.	730,002	29,857,082
		138,451,754

Insurance Brokers–2.33%

Brown & Brown, Inc.	1,081,017	38,700,409

IT Consulting & Other Services–1.16%

EPAM Systems, Inc. (b)	257,983	19,263,591

Life & Health Insurance–4.84%

St. James’s Place PLC (United Kingdom)	2,984,994	39,140,469
Torchmark Corp.	759,597	41,139,774
		80,280,243

Life Sciences Tools & Services–1.61%

Agilent Technologies, Inc.	671,745	26,769,038

Marine–0.86%

Kirby Corp. (b)	235,872	14,220,723

Multi-Utilities–4.38%

CMS Energy Corp.	907,852	38,529,239
WEC Energy Group, Inc.	567,173	34,070,082
		72,599,321

Office REIT’s–1.82%

Boston Properties, Inc.	237,428	30,172,350

Oil & Gas Equipment & Services–1.28%

Core Laboratories N.V.	189,573	21,309,901

Oil & Gas Exploration & Production–4.29%

Cabot Oil & Gas Corp.	1,067,548	24,244,015
Concho Resources Inc. (b)	250,967	25,357,706
Vermilion Energy, Inc. (Canada)	737,319	21,582,145
		71,183,866

Packaged Foods & Meats–2.10%

JM Smucker Co. (The)	145,316	18,867,830
Mead Johnson Nutrition Co.	188,523	16,018,799
		34,886,629

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value

Paper Packaging–0.85%

Packaging Corp. of America	232,596	$ 14,048,798

Pharmaceuticals–0.83%

Endo International PLC (b)	490,141	13,797,469

Property & Casualty Insurance–5.18%

Arch Capital Group Ltd. (Bermuda)(b)	495,782	35,250,100
Progressive Corp. (The)	1,440,896	50,633,086
		85,883,186

Regional Banks–3.11%

First Republic Bank	774,367	51,603,817

Restaurants–0.57%

Bloomin’ Brands, Inc.	562,889	9,495,937

Retail REIT’s–1.59%

General Growth Properties, Inc.	884,523	26,296,869

Semiconductor Equipment–1.58%

Teradyne, Inc.	1,217,197	26,279,283

Semiconductors–4.34%

Linear Technology Corp.	851,073	37,923,813
Xilinx, Inc.	717,521	34,032,021
		71,955,834

Specialized Finance–2.62%

Moody’s Corp.	450,349	43,485,699

Specialty Chemicals–4.75%

Albemarle Corp.	326,492	20,872,634
International Flavors & Fragrances Inc.	312,833	35,591,010
Koninklijke DSM N.V. (Netherlands)	406,935	22,308,515
		78,772,159

	Shares	Value

Specialty Stores–1.62%

Dick’s Sporting Goods, Inc.	573,557	$ 26,813,790

Trucking–0.62%

Hertz Global Holdings, Inc. (b)	972,777	10,243,342
Total Common Stocks & Other Equity Interests (Cost $1,162,780,010)		1,487,953,340

Money Market Funds–10.26%

Liquid Assets Portfolio –Institutional Class, 0.45% (c)	85,040,000	85,040,000
Premier Portfolio –Institutional Class, 0.40% (c)	85,040,000	85,040,000
Total Money Market Funds (Cost $170,080,000)		170,080,000
TOTAL INVESTMENTS–99.98% (Cost $1,332,860,010)		1,658,033,340
OTHER ASSETS LESS LIABILITIES–0.02%		394,685
NET ASSETS–100.00%		$ 1,658,428,025

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,575,774,826	$82,258,514	$—	$1,658,033,340

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $65,033,301 and $307,883,748, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 383,820,327
Aggregate unrealized (depreciation) of investment securities	(69,963,084)
Net unrealized appreciation of investment securities	$ 313,857,243
Cost of investments for tax purposes is $1,344,176,097.

Invesco Mid Cap Core Equity Fund

Invesco Multi-Asset Inflation Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	MAI-QTR-1 03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

Invesco Multi-Asset Inflation Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.12%(a)

	% of Net Assets 03/31/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/16	Value 03/31/16

Alternative Funds–8.01%
PowerShares DB Oil Fund-ETF(b)	8.01%	$40,942	$ 8,243	$(7,455)	$ (641)	$ (5,347)	$—	4,600	$35,742

Asset Allocation Funds–8.33%
Invesco Balanced-Risk Commodity Strategy Fund-Class R6(b)	8.33%	32,109	8,078	(3,769)	1,310	(556)	—	5,836	37,172

Domestic Equity Funds–16.42%
Invesco Energy Fund-Class R5	10.06%	35,890	9,677	(3,592)	3,375	(474)	—	1,854	44,876

iShares U.S. Consumer Goods ETF (c)	6.36%	23,501	6,676	(3,032)	1,137	76	147	252	28,358

Total Domestic Equity Funds		59,391	16,353	(6,624)	4,512	(398)	147		73,234

Fixed-Income Funds–37.30%
Invesco Emerging Markets Flexible Bond Fund-Class R6(d)	2.00%	16,997	173	(8,114)	57	(193)	172	1,400	8,920

Invesco Floating Rate Fund-Class R6	4.93%	21,491	1,472	(1,032)	144	(100)	283	3,073	21,975

Invesco High Yield Fund-Class R6	4.29%	18,778	295	—	53	—	295	4,854	19,126

Invesco Short Duration Inflation Protected Fund-Class R6	14.70%	—	71,193	(6,769)	1,160	5	175	6,188	65,589

Invesco U.S. Government Fund-Class R5	6.74%	33,517	2,047	(6,169)	670	(10)	166	3,321	30,055

Invesco U.S. Mortgage Fund-Class R5	2.59%	17,595	143	(6,376)	231	(50)	143	932	11,543

iShares TIPS Bond ETF(c)	0.00%	64,382	—	(64,813)	1,824	(1,393)	—	—	—

PowerShares Fundamental Investment Grade Corporate Bond Portfolio-ETF	2.05%	8,932	—	—	204	—	60	357	9,136

Total Fixed-Income Funds		181,692	75,323	(93,273)	4,343	(1,741)	1,294		166,344

Foreign Equity Funds–22.27%
Invesco Global Health Care Fund-Class Y(b)	7.83%	35,340	4,063	—	(4,469)	—	—	1,035	34,934

Invesco Global Infrastructure Fund-Class R6	5.86%	20,292	5,392	(1,108)	1,589	(39)	98	2,855	26,126

Invesco Gold & Precious Metals Fund- Class Y (b)	5.95%	26,914	—	(9,505)	10,154	(995)	—	6,592	26,568

Invesco International Growth Fund-Class R6	2.63%	18,681	—	(6,843)	499	(620)	—	367	11,717

Total Foreign Equity Funds		101,227	9,455	(17,456)	7,773	(1,654)	98		99,345

Real Estate Funds–5.75%
Invesco Global Real Estate Fund-Class R6	5.75%	17,368	8,051	(1,088)	1,272	26	117	1,973	25,629

Money Market Funds–2.04%
Liquid Assets Portfolio-Institutional Class, 0.45%(e)	1.02%	3,189	59,474	(58,118)	—	—	5	4,545	4,545

Premier Portfolio-Institutional Class, 0.40%(e)	1.02%	3,189	59,474	(58,118)	—	—	4	4,545	4,545

Total Money Market Funds		6,378	118,948	(116,236)	—	—	9		9,090

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $489,088)	100.12%	$439,107	$ 244,451	$(245,901)	$ 18,569	$ (9,670)	$1,665		$446,556

OTHER ASSETS LESS LIABILITIES	(0.12)%								(529)

NET ASSETS	100.00%								$446,027

Investment Abbreviations:

ETF     — Exchange Traded Fund

TIPS    — Treasury Inflation Protected Securities

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in the Fund shares of exchange-traded funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	Effective February 26, 2016, Invesco Emerging Market Local Currency Debt Fund was renamed as Invesco Emerging Markets Flexible Bond Fund.
(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Inflation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco, or other unaffiliated advisers. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign

Invesco Multi-Asset Inflation Fund

A.	Security Valuations – (continued)

securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Treasury Inflation-Protected Securities - The Fund or underlying fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Multi-Asset Inflation Fund

As of March 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $125,503 and $129,665, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$ 9,502

Aggregate unrealized (depreciation) of investment securities	(54,198)

Net unrealized appreciation (depreciation) of investment securities	$ (44,696)

Cost of investments for tax purposes is $491,252.

Invesco Multi-Asset Inflation Fund

Invesco Small Cap Growth Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	SCG-QTR-1 03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.50%

Aerospace & Defense–1.56%

Hexcel Corp.	395,757	$17,298,539

TransDigm Group, Inc. (b)	79,645	17,548,979

		34,847,518

Air Freight & Logistics–0.81%

Forward Air Corp.	399,699	18,114,359

Apparel Retail–0.61%

DSW Inc. -Class A	487,811	13,483,096

Apparel, Accessories & Luxury Goods–1.94%

Carter’s, Inc.	185,348	19,531,972

G-III Apparel Group, Ltd. (b)	483,711	23,648,631

		43,180,603

Application Software–9.22%

Aspen Technology, Inc. (b)	481,884	17,410,469

Fair Isaac Corp.	205,589	21,810,937

Guidewire Software Inc. (b)	389,030	21,194,354

Interactive Intelligence Group, Inc. (b)	313,427	11,415,011

Manhattan Associates, Inc. (b)	748,313	42,556,560

Mentor Graphics Corp.	767,554	15,604,373

MicroStrategy Inc. -Class A (b)	124,970	22,459,609

Qlik Technologies Inc. (b)	622,433	18,000,762

Ultimate Software Group, Inc. (The) (b)	129,215	25,003,103

Verint Systems Inc. (b)	300,839	10,042,006

		205,497,184

Asset Management & Custody Banks–0.98%

Janus Capital Group Inc.	1,031,688	15,093,596

WisdomTree Investments, Inc. (c)	590,480	6,749,186

		21,842,782

Auto Parts & Equipment–0.63%

Visteon Corp.	176,126	14,017,868

Biotechnology–3.87%

ACADIA Pharmaceuticals Inc. (b)	298,375	8,342,565

Anacor Pharmaceuticals, Inc. (b)	171,038	9,141,981

Cepheid, Inc. (b)	360,007	12,009,833

Halozyme Therapeutics, Inc. (b)(c)	675,926	6,401,019

Momenta Pharmaceuticals, Inc. (b)	1,122,927	10,375,845

Neurocrine Biosciences, Inc. (b)	348,127	13,768,423

Repligen Corp. (b)	468,997	12,578,500

Seattle Genetics, Inc. (b)	392,142	13,760,263

		86,378,429

	Shares	Value

Brewers–0.66%

Boston Beer Co., Inc. (The) -Class A (b)	78,899	$14,601,838

Building Products–1.57%

A.O. Smith Corp.	222,978	17,015,451

Masonite International Corp. (b)	275,260	18,029,530

		35,044,981

Casinos & Gaming–0.82%

Penn National Gaming, Inc. (b)	1,092,176	18,228,417

Communications Equipment–1.44%

ARRIS International PLC (b)	799,883	18,333,318

Infinera Corp. (b)	853,908	13,713,763

		32,047,081

Construction Machinery & Heavy Trucks–1.89%

WABCO Holdings Inc. (b)	208,080	22,247,914

Wabtec Corp.	249,484	19,781,586

		42,029,500

Construction Materials–1.02%

Martin Marietta Materials, Inc.	143,149	22,833,697

Data Processing & Outsourced Services–1.42%

Euronet Worldwide, Inc. (b)	181,513	13,451,928

ExlService Holdings, Inc. (b)	349,921	18,125,908

		31,577,836

Distributors–1.20%

Pool Corp.	305,283	26,785,530

Electrical Components & Equipment–1.45%

Acuity Brands, Inc.	148,588	32,412,986

Electronic Equipment & Instruments–0.76%

Cognex Corp.	432,956	16,863,636

Footwear–0.88%

Steven Madden, Ltd. (b)	530,441	19,647,535

Health Care Equipment–4.24%

Cantel Medical Corp.	246,261	17,573,185

DexCom Inc. (b)	401,042	27,234,762

Hill-Rom Holdings, Inc.	386,587	19,445,326

NuVasive, Inc. (b)	361,968	17,609,743

NxStage Medical, Inc. (b)	845,065	12,667,525

		94,530,541

Health Care Facilities–3.37%

Community Health Systems Inc. (b)	427,862	7,919,726

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Health Care Facilities–(continued)

HealthSouth Corp.	497,448	$18,718,968

Select Medical Holdings Corp.	1,242,069	14,668,835

VCA Inc. (b)	587,519	33,893,971

		75,201,500

Health Care Services–1.81%

Chemed Corp.	225,233	30,507,810

Envision Healthcare Holdings, Inc. (b)	487,555	9,946,122

		40,453,932

Health Care Supplies–1.00%

Alere, Inc. (b)	113,240	5,731,076

Align Technology, Inc. (b)	226,665	16,476,279

		22,207,355

Health Care Technology–0.23%

HMS Holdings Corp. (b)	352,494	5,058,289

Home Entertainment Software–0.88%

Take-Two Interactive Software, Inc. (b)	519,869	19,583,465

Homebuilding–0.62%

CalAtlantic Group, Inc.	412,482	13,785,148

Industrial Machinery–0.81%

ITT Corp.	489,181	18,045,887

Integrated Telecommunication Services–1.38%

SBA Communications Corp. -Class A (b)	307,310	30,783,243

Internet Software & Services–1.71%

CoStar Group Inc. (b)	161,988	30,481,282

Pandora Media Inc. (b)(c)	845,119	7,563,815

		38,045,097

IT Consulting & Other Services–2.44%

Booz Allen Hamilton Holding Corp.	752,704	22,791,877

EPAM Systems, Inc. (b)	423,478	31,621,102

		54,412,979

Leisure Facilities–1.11%

Vail Resorts, Inc.	185,157	24,755,491

Leisure Products–0.80%

Brunswick Corp.	370,569	17,779,901

Life & Health Insurance–0.57%

American Equity Investment Life Holding Co.	751,772	12,629,770

Life Sciences Tools & Services–3.66%

Bio-Techne Corp.	192,783	18,221,849

Exelixis, Inc. (b)	2,038,036	8,152,144

PAREXEL International Corp. (b)	270,575	16,973,170

PerkinElmer, Inc.	380,246	18,806,967

	Shares	Value

Life Sciences Tools & Services–(continued)

VWR Corp. (b)	720,647	$19,500,708

		81,654,838

Managed Health Care–0.60%

HealthEquity, Inc. (b)	545,383	13,454,599

Marine–0.73%

Kirby Corp. (b)	270,500	16,308,445

Metal & Glass Containers–0.84%

Berry Plastics Group Inc. (b)	518,366	18,738,931

Movies & Entertainment–0.69%

IMAX Corp. (b)	492,768	15,320,157

Office Services & Supplies–1.57%

Pitney Bowes Inc.	902,706	19,444,287

Steelcase Inc. -Class A	1,046,088	15,607,633

		35,051,920

Oil & Gas Drilling–0.58%

Patterson-UTI Energy, Inc.	729,064	12,846,108

Oil & Gas Equipment & Services–0.51%

Dril-Quip, Inc. (b)	189,500	11,476,120

Oil & Gas Exploration & Production–0.85%

Energen Corp.	253,621	9,279,993

Laredo Petroleum Inc. (b)(c)	1,226,252	9,724,178

		19,004,171

Packaged Foods & Meats–1.81%

B&G Foods Inc.	474,378	16,513,098

Lancaster Colony Corp.	214,850	23,755,965

		40,269,063

Pharmaceuticals–2.78%

Catalent, Inc. (b)	636,423	16,973,401

Impax Laboratories, Inc. (b)	284,432	9,107,513

Nektar Therapeutics (b)	1,344,113	18,481,554

Prestige Brands Holdings, Inc. (b)	327,260	17,472,411

		62,034,879

Property & Casualty Insurance–0.69%

RLI Corp.	230,762	15,428,747

Regional Banks–5.10%

BankUnited, Inc.	476,330	16,404,805

Cathay General Bancorp	588,350	16,667,955

Cullen/Frost Bankers, Inc.	250,223	13,789,790

Hancock Holding Co.	488,091	11,206,569

Home BancShares Inc.	499,602	20,458,702

MB Financial, Inc.	495,604	16,082,350

SVB Financial Group (b)	186,673	19,049,980

		113,660,151

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Research & Consulting Services–0.69%

CEB Inc.	238,044	$15,408,588

Restaurants–6.18%

BJ’s Restaurants Inc. (b)	367,791	15,289,072

Brinker International, Inc.	304,346	13,984,699

Cheesecake Factory Inc. (The)	340,966	18,101,885

Domino’s Pizza, Inc.	125,013	16,484,214

Dunkin’ Brands Group, Inc.	365,797	17,254,644

Jack in the Box Inc.	274,473	17,530,591

Panera Bread Co. -Class A (b)	77,482	15,870,638

Texas Roadhouse, Inc.	535,129	23,320,922

		137,836,665

Semiconductor Equipment–0.84%

MKS Instruments, Inc.	499,317	18,799,285

Semiconductors–4.27%

Atmel Corp.	2,344,322	19,035,895

Cavium Inc. (b)	303,095	18,537,290

Monolithic Power Systems Inc.	377,957	24,053,184

Power Integrations, Inc.	355,373	17,647,823

Silicon Laboratories Inc. (b)	355,649	15,989,979

		95,264,171

Specialized Finance–0.69%

MarketAxess Holdings, Inc.	123,247	15,384,923

Specialized REIT’s–0.80%

Corrections Corp. of America	552,975	17,722,849

Specialty Chemicals–0.78%

PolyOne Corp.	576,899	17,451,195

Specialty Stores–0.72%

Five Below, Inc. (b)(c)	388,175	16,047,154

Systems Software–2.09%

CommVault Systems, Inc. (b)	403,305	17,410,677

Proofpoint, Inc. (b)	321,380	17,283,816

Qualys, Inc. (b)	470,088	11,897,927

		46,592,420

	Shares	Value

Technology Distributors–1.02%

SYNNEX Corp.	246,451	$22,818,898

Technology Hardware, Storage & Peripherals–0.79%

Cray, Inc. (b)	420,591	17,626,969

Trading Companies & Distributors–1.12%

Watsco, Inc.	185,196	24,953,309

Trucking–2.40%

Knight Transportation, Inc.	806,817	21,098,265

Old Dominion Freight Line, Inc. (b)	238,657	16,615,300

Swift Transportation Co. (b)	848,975	15,816,404

		53,529,969

Total Common Stocks & Other Equity Interests (Cost $1,709,820,096)		2,151,391,998

Money Market Funds–3.60%

Liquid Assets Portfolio –Institutional Class, 0.45% (d)	40,197,703	40,197,703

Premier Portfolio –Institutional Class, 0.40% (d)	40,197,702	40,197,702

Total Money Market Funds (Cost $80,395,405)		80,395,405

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.10% (Cost $1,790,215,501)		2,231,787,403

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.05%

Liquid Assets Portfolio –Institutional Class, 0.45% (Cost $23,377,325)(d)(e)	23,377,325	23,377,325

TOTAL INVESTMENTS–101.15% (Cost $1,813,592,826)		2,255,164,728

OTHER ASSETS LESS LIABILITIES–(1.15)%		(25,713,329)

NET ASSETS–100.00%		$2,229,451,399

Investment Abbreviations:

REIT         —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2016.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Small Cap Growth Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $123,524,504 and $138,703,186, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$611,444,692
Aggregate unrealized (depreciation) of investment securities	(170,177,594)
Net unrealized appreciation of investment securities	$441,267,098
Cost of investments for tax purposes is $1,813,897,630.

Invesco Small Cap Growth Fund

Invesco U.S. Mortgage Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	VK-USM-QTR-1 03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–106.27%

Collateralized Mortgage Obligations–11.35%

Fannie Mae Grantor Trust 7.50%, 01/19/2039	$409,340	$469,326
Fannie Mae Interest STRIPS, IO, 6.50%, 10/25/2024	233,228	36,020
8.00%, 05/25/2030	936,815	240,064
7.50%, 01/25/2032	326,290	58,784
Fannie Mae REMICs, 2.00%, 06/25/2019	345,143	347,110
7.00%, 09/25/2032	339,192	392,666
6.58%, 06/25/2039(a)	1,251,500	1,479,965
3.50%, 09/25/2044	5,769,106	6,025,442
3.00%, 05/25/2045	2,196,174	2,243,939
Fannie Mae REMICs, IO, 4.50%, 11/25/2023	5,137,691	185,826
3.00%, 10/25/2026 to 02/25/2028	28,113,822	2,612,873
8.00%, 08/18/2027 to 09/18/2027	1,147,111	207,588
6.00%, 05/25/2033	45,684	10,209
7.00%, 05/25/2033	981,470	260,312
3.50%, 08/25/2042	1,992,034	267,608
1.80%, 03/25/2043(a)	19,601,973	1,449,064
1.78%, 04/25/2045(a)	23,064,114	1,669,166
1.60%, 02/25/2056(a)	33,062,131	1,905,424
Freddie Mac REMICs, 4.50%, 06/15/2018	106,415	109,412
3.00%, 10/15/2018 to 03/15/2035	3,540,953	3,655,150
0.81%, 08/15/2038(a)	2,989,023	2,969,048
1.72%, 11/15/2038	23,115,184	1,451,913
Freddie Mac REMICs, IO, 3.00%, 09/15/2025	6,053,382	334,665
2.50%, 09/15/2027	3,975,190	305,136
1.52%, 04/15/2038(a)	13,322,691	920,956
1.59%, 11/15/2038(a)	21,725,726	1,286,570
1.78%, 02/15/2039(a)	11,745,726	979,530
1.80%, 12/15/2039(a)	25,073,729	1,947,727
1.94%, 10/15/2040(a)	38,448,443	2,902,965
4.00%, 12/15/2041	2,884,080	296,304
Freddie Mac REMICs, PO, 1.24%, 01/15/2024	421,532	419,333
Freddie Mac STRIPS, IO, 8.00%, 06/15/2031	1,408,904	384,007
Freddie Mac Structured Pass Through Securities 6.50%, 02/25/2043	2,303,421	2,769,654
Freddie Mac Whole Loan Securities Trust 3.00%, 09/25/2045	2,655,101	2,699,895
Ginnie Mae REMICs, 5.87%, 01/20/2039(a)	2,529,528	2,884,070
4.50%, 07/20/2041(a)	3,795,789	4,107,168
1.88%, 09/20/2041(a)	3,119,260	3,255,867
2.50%, 10/20/2043	1,062,212	953,730
3.00%, 10/20/2045 to 01/20/2046	8,548,654	8,398,533

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Ginnie Mae REMICs, IO, 1.59%, 09/20/2064(a)	$7,255,069	$680,163
1.64%, 11/20/2064(a)	4,712,461	469,036
1.69%, 12/20/2064(a)	12,165,037	1,170,885
		65,213,103

Federal Home Loan Mortgage Corp. (FHLMC)–29.23%

Pass Through Ctfs., 3.50%, 08/01/2026 to 09/01/2045	10,930,550	11,503,341
8.50%, 01/01/2017 to 08/01/2031	417,378	527,649
5.00%, 10/01/2018 to 06/01/2040	9,915,132	10,979,964
6.50%, 05/01/2028 to 08/01/2033	695,870	792,951
6.00%, 03/01/2029	5,691	6,557
2.50%, 02/01/2031	5,385,050	5,534,649
8.00%, 08/01/2032	301,672	369,790
7.50%, 05/01/2035	477,486	586,624
5.50%, 12/01/2036	391,336	438,314
4.50%, 05/01/2038 to 02/01/2042	26,963,957	29,451,089
5.35%, 07/01/2038 to 10/17/2038	3,165,942	3,593,673
5.80%, 10/01/2038 to 01/20/2039	1,718,586	1,981,076
5.45%, 11/25/2038	2,949,928	3,339,049
4.00%, 06/01/2042	6,678,455	7,198,766
Pass Through Ctfs., ARM, 2.61%, 07/01/2036(a)	2,624,860	2,771,153
3.05%, 02/01/2037(a)	266,606	284,229
3.20%, 03/01/2037(a)	1,119,821	1,196,242
2.57%, 05/01/2037(a)	1,235,188	1,312,803
2.85%, 11/01/2037(a)	2,824,763	2,921,237
2.94%, 01/01/2038(a)	463,902	494,290
3.41%, 03/01/2041(a)	229,071	238,126
Pass Through Ctfs., TBA, 3.00%, 04/01/2031 to 04/01/2046(b)	42,200,000	43,443,095
3.50%, 04/01/2046(b)	23,800,000	24,914,737
4.00%, 04/01/2046(b)	13,200,000	14,088,937
		167,968,341

Federal National Mortgage Association (FNMA)–48.52%

Pass Through Ctfs., 4.00%, 06/01/2024 to 05/01/2045	38,498,402	41,406,573
3.50%, 11/01/2030 to 03/01/2046	50,139,423	52,825,119
3.00%, 02/01/2029 to 11/01/2045	22,830,262	23,669,449
7.00%, 02/01/2018 to 12/01/2033	441,024	474,832
4.50%, 05/01/2019 to 07/01/2044	23,601,962	25,552,778
8.00%, 07/01/2020 to 04/01/2033	706,850	880,523
6.50%, 06/01/2022 to 11/01/2038	4,172,158	4,807,495
5.50%, 11/01/2022 to 04/01/2038	12,571,481	14,246,020
5.00%, 06/01/2027 to 01/01/2041	8,692,413	9,644,553
9.50%, 04/01/2030	84,823	98,453
5.63%, 08/01/2032	525,391	616,343
8.50%, 10/01/2032	580,630	738,625
6.00%, 12/01/2035 to 05/01/2040	4,094,719	4,675,826
7.50%, 08/01/2037	785,840	991,698
5.45%, 01/01/2038	510,009	569,752

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)
Pass Through Ctfs., ARM, 2.70%, 03/01/2038(a)	$444,729	$469,964
2.13%, 02/01/2039(a)	4,066,952	4,215,879
3.02%, 08/01/2042(a)	1,387,335	1,442,016
2.27%, 07/01/2043(a)	3,767,604	3,851,994
2.78%, 03/01/2046(a)	5,476,925	5,665,564
2.89%, 02/01/2046(a)	1,147,958	1,191,298
Pass Through Ctfs., TBA, 2.50%, 04/01/2031(b)	24,500,000	25,152,695
3.00%, 04/01/2031 to 04/01/2046(b)	22,500,000	23,372,459
3.50%, 04/01/2046(b)	20,000,000	20,971,094
4.00%, 04/01/2046(b)	10,600,000	11,326,265
		278,857,267

Government National Mortgage Association (GNMA)–17.17%

Pass Through Ctfs., 9.50%, 06/15/2016 to 08/15/2022	202,008	205,039
8.00%, 08/15/2016 to 12/15/2021	163,515	166,465
8.50%, 02/20/2017	206	208
9.00%, 09/15/2017 to 08/15/2024	392,453	400,873
7.00%, 08/15/2022 to 01/15/2029	386,644	418,188
6.50%, 04/15/2026 to 11/15/2028	204,004	233,695
6.00%, 01/15/2028 to 04/20/2029	519,986	589,550
5.50%, 05/15/2033 to 10/15/2034	1,124,733	1,284,680
5.00%, 11/20/2037	1,742,828	1,933,088
Pass Through Ctfs., TBA, 3.00%, 04/01/2046(b)	20,000,000	20,719,140
3.50%, 04/01/2046(b)	41,500,000	43,863,554
4.00%, 04/01/2046(b)	27,000,000	28,863,632
		98,678,112
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $604,868,631)		610,716,823

Asset-Backed Securities–33.80%

Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, Variable Rate Pass Through Ctfs., 2.64%, 10/25/2035(a)	1,242,983	1,120,502
Agate Bay Mortgage Trust, Series 2015-4, Class A4, Variable Rate Pass Through Ctfs., 3.50%, 06/25/2045(a)(c)	4,449,102	4,544,340
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.88%, 06/25/2045(a)	1,090,208	1,071,394
Americredit Automobile Receivables Trust, Series 2014-4, Class A2A, Pass Through Ctfs., 0.72%, 04/09/2018	1,628,456	1,626,793
BAMLL-DB Trust, Series 2012-OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/2029(c)	4,997,674	5,037,278

	Principal Amount	Value
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/2036	$154,533	$145,402
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 3.09%, 03/25/2035(a)	1,308,887	1,306,765
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class AJ, Pass Through Ctfs., 4.99%, 09/11/2042	42,081	42,133
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.73%, 04/12/2038(a)(c)	1,750,000	1,754,734
BMW Vehicle Lease Trust, Series 2015-1, Class A2B, Floating Rate Pass Through Ctfs., 0.75%, 02/21/2017(a)	2,819,108	2,819,261
Cerberus Onshore II CLO-2 LLC, Series 2014-1A, Class A, Floating Rate Pass Through Ctfs., 2.52%, 10/15/2023(a)(c)	2,256,739	2,258,032
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.64%, 02/15/2031(a)(c)	3,000,000	2,969,090
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Floating Rate Pass Through Ctfs., 2.69%, 12/25/2035(a)	72,409	65,939
Series 2016-1, Class M3, Pass Through Ctfs., 3.75%, 04/25/2045(c)	2,500,000	2,432,603
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.97%, 02/25/2035(a)	678,717	641,490
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.71%, 09/25/2034(a)	2,741,077	2,671,146
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.44%, 08/25/2034(a)	578,294	543,901
Series 2006-AR2, Class 1A2, Variable Rate Pass Through Ctfs., 2.90%, 03/25/2036(a)	131,682	123,903
Series 2009-12, Class 5A1, Pass Through Ctfs., 5.50%, 07/25/2037(c)	1,092,643	1,103,570
Series 2012-6, Class 2A1, Variable Rate Pass Through Ctfs., 2.54%, 08/25/2036(a)(c)	1,822,462	1,820,171
Commercial Mortgage Trust, Series 2013-LC13, Class XA, Variable Rate Pass Through Ctfs., 1.39%, 08/10/2046(a)	46,529,241	2,665,260
Series 2015-CR24, Class XA, Variable Rate Pass Through Ctfs., 0.89%, 08/10/2055(a)	45,518,409	2,779,163

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1, Pass Through Ctfs., 3.50%, 08/25/2043(c)	$1,980,650	$2,016,499
Series 2013-7, Class B1, Variable Rate Pass Through Ctfs., 3.55%, 08/25/2043(a)(c)	5,263,102	5,223,823
Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 2.34%, 03/15/2017(a)(c)	2,500,000	2,435,883
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, Pass Through Ctfs., 3.50%, 05/25/2045(c)	4,317,898	4,405,035
Fifth Third Auto Trust, Series 2014-3, Class A2A, Pass Through Ctfs., 0.57%, 05/15/2017	371,603	371,505
Ford Credit Auto Owner Trust, Series 2016-1, Class A, Pass Through Ctfs., 2.31%, 08/15/2027(c)	4,500,000	4,507,822
GS Mortgage Securities Trust, Series 2013-GC12, Class B, Pass Through Ctfs., 3.78%, 06/10/2046	250,000	254,300
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 0.70%, 07/25/2037(a)	83,544	72,363
H/2 Asset Funding (Cayman Islands), Series 2015-1A, Class BFL, Floating Rate Pass Through Ctfs., 2.73%, 06/24/2049(a)(c)	2,000,000	1,765,694
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/2045	4,000,000	3,990,128
JP Morgan Mortgage Trust, Series 2005-A3, Class 6A5, Variable Rate Pass Through Ctfs., 2.76%, 06/25/2035(a)	1,701,398	1,653,670
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 2.76%, 08/25/2035(a)	1,263,024	1,199,332
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/2044(a)(c)	4,865,077	5,136,270
Series 2015-3, Class A3, Pass Through Ctfs., 3.50%, 05/25/2045(c)	7,067,956	7,218,741
Series 2015-5, Class A2, Floating Rate Pass Through Ctfs., 2.90%, 05/25/2045(a)(c)	4,427,981	4,482,008
JP Morgan Resecuritization Trust, Series 2009-5, Class 1A1, Variable Rate Pass Through Ctfs., 2.81%, 07/26/2036(a)(c)	678,849	678,935
Series 2009-7, Class 5A1, Pass Through Ctfs., 6.00%, 02/27/2037(c)	607,702	611,582
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $4,971,208)(c)	4,803,099	5,043,254

	Principal Amount	Value
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.50%, 09/08/2039 (Acquired 11/05/2010-06/25/2012; Cost $7,941,611)(a)(c)	$7,676,019	$7,978,262
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(c)	3,039,504	3,048,040
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.69%, 11/25/2035(a)	3,070,547	2,754,859
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.67%, 04/25/2036(a)	100,718	61,989
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 1.41%, 04/25/2029(a)	794,319	754,255
Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.39%, 11/25/2035(a)	1,191,783	1,151,400
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.89%, 03/25/2030(a)	1,390,119	1,347,261
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Pass Through Ctfs., 5.39%, 11/12/2041	3,000,000	2,961,434
Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.09%, 08/15/2026(a)(c)	2,150,000	2,089,014
Newstar Commercial Loan Funding LLC, Series 2015-1A, Class A1, Floating Rate Pass Through Ctfs., 2.42%, 01/20/2027(a)(c)	5,000,000	4,912,083
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 3.14%, 07/14/2034(a)(c)	3,345,000	3,316,367
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.70%, 02/25/2046(a)	64,419	26,933
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Variable Rate Pass Through Ctfs., 2.72%, 01/26/2036(a)(c)	888,112	886,124
Series 2010-1, Class 2A1, Variable Rate Pass Through Ctfs., 2.42%, 07/26/2045 (Acquired 01/31/2011-02/23/2016; Cost $2,398,878)(a)(c)	2,415,835	2,403,481
Sequoia Mortgage Trust, Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/2043	2,140,509	2,083,953
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Pass Through Ctfs., 3.75%, 07/25/2043(c)	3,319,086	3,438,289

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, Floating Rate Pass Through Ctfs., 2.55%, 06/25/2034(a)	$3,468,225	$3,463,938
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.73%, 09/25/2034(a)	735,048	636,529
Series 2004-16, Class 2A, Floating Rate Pass Through Ctfs., 2.63%, 11/25/2034(a)	4,838,640	4,728,635
Series 2004-20, Class 3A1, Floating Rate Pass Through Ctfs., 2.61%, 01/25/2035(a)	581,845	552,420
Structured Asset Mortgage Investments, II Trust., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.66%, 05/25/2045(a)	1,637,381	1,426,025
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Variable Rate Pass Through Ctfs., 2.63%,11/25/2032(a)	224,525	201,877
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, Pass Through Ctfs., 1.74%, 09/15/2021	5,000,000	5,011,658
Thornburg Mortgage Securities Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.48%, 07/25/2045(a)	4,742,660	4,582,437
Towd Point Mortgage Trust, Series 2015-4, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/2055(a)(c)	1,824,399	1,864,285
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.30%, 10/15/2044(a)	147,593	147,435
Series 2006-C25, Class D, Variable Rate Pass Through Ctfs., 6.04%, 05/15/2043(a)	2,002,000	1,998,099
WaMu Mortgage Pass-Through Trust, Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.43%, 10/25/2035(a)	5,535,595	5,248,784
Series 2007-HY2, Class 2A1, Variable Rate Pass Through Ctfs., 2.54%, 11/25/2036(a)	294,436	262,909
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.74%, 07/25/2034(a)	2,148,596	2,142,258
Series 2004-O, Class A1, Floating Rate Pass Through Ctfs., 2.74%, 08/25/2034(a)	6,014,642	5,966,613
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.87%, 03/25/2035(a)	303,986	306,517
Series 2006-AR6, Class 3A1, Floating Rate Pass Through Ctfs., 2.83%, 03/25/2036(a)	4,328,825	4,101,199
Series 2006-AR7, Class 2A5, Floating Rate Pass Through Ctfs., 2.77%, 05/25/2036(a)	2,319,279	2,200,282
Series 2006-AR8, Class 2A3, Floating Rate Pass Through Ctfs., 2.77%, 04/25/2036(a)	1,588,917	1,548,002

	Principal Amount	Value
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class D, Variable Rate Pass Through Ctfs., 5.15%, 09/15/2046(a)(c)	$1,861,000	$1,720,274
Series 2014-C22, Class B, Pass Through Ctfs., 4.37%, 09/15/2057	6,575,000	6,819,290
WinWater Mortgage Loan Trust, Series 2015-4, Class A3, Variable Rate Pass Through Ctfs., 3.50%, 06/20/2045(a)(c)	4,335,723	4,414,195
Series 2016-1, Class 1A5, Variable Rate Pass Through Ctfs., 3.50%, 01/20/2046(a)(c)	4,931,211	5,095,679
Total Asset-Backed Securities (Cost $192,792,379)		194,262,798

Structured Agency Credit Risk Notes (STACR)–1.87%

Freddie Mac, Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 2.63%, 02/25/2024(a)(d)	4,980,000	4,975,582
Series 2015-DNA3, Class M2, Floating Rate STACR® Debt Notes, 3.28%, 04/25/2028(a)(d)	5,727,000	5,770,384
Total Structured Agency Credit Risk Notes (STACR) (Cost $10,751,232)		10,745,966

U.S. Treasury Securities–0.29%

U.S. Treasury Bills–0.11%

0.25%, 05/26/2016(e)	450,000	449,883
0.29%, 05/26/2016(e)	215,000	214,944
		664,827

U.S. Treasury Notes–0.18%

3.25%, 12/31/2016(f)	1,000,000	1,019,882
Total U.S. Treasury Securities (Cost $1,669,816)		1,684,709

	Shares

Money Market Funds–2.53%

Liquid Assets Portfolio –Institutional Class, 0.45% (g)	7,265,016	7,265,016
Premier Portfolio –Institutional Class, 0.40% (g)	7,265,016	7,265,016
Total Money Market Funds (Cost $14,530,032)		14,530,032
TOTAL INVESTMENTS–144.76% (Cost $824,612,090)		831,940,328
OTHER ASSETS LESS LIABILITIES–(44.76)%		(257,239,577)
NET ASSETS–100.00%		$574,700,751

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
CLO	—Collateralized Loan Obligation
Ctfs.	—Certificates
IO	—Interest Only
PO	—Principal Only
REMICs	—Real Estate Mortgage Investment Conduits
STRIPS	—Separately Traded Registered Interest and Principal Security
TBA	—To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2016.

(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2016 was $106,611,457, which represented 18.55% of the Fund’s Net Assets.

(d)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

        Invesco U.S. Mortgage Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco U.S. Mortgage Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco U.S. Mortgage Fund

E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$14,530,032	$—	$—	$14,530,032
U.S. Treasury Securities	—	1,684,709	—	1,684,709
U.S. Government Sponsored Agency Securities	—	610,716,823	—	610,716,823
Asset-Backed Securities	—	194,262,798	—	194,262,798
Structured Agency Credit Risk Notes	—	10,745,966	—	10,745,966
	14,530,032	817,410,296	—	831,940,328
Futures Contracts*	86,246	—	—	86,246
Total Investments	$14,616,278	$817,410,296	$—	$832,026,574

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2016:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts (a)	$137,808	$(51,562)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Invesco U.S. Mortgage Fund

Effect of Derivative Investments for the three months ended March 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss)
Futures Contracts
Realized Gain (Loss):
Interest Rate Risk	$(1,810,961)
Change in Net Unrealized Appreciation (Depreciation):
Interest Rate Risk	(80,830)
Total	$(1,891,791)

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$69,615,458

Open Futures Contracts

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	82	June-2016	$(17,937,500)	$4,949
U.S. Treasury 5 Year Notes	Short	236	June-2016	(28,594,719)	(51,562)
U.S. Treasury 10 Year Notes	Long	90	June-2016	11,735,156	49,005
U.S. Treasury 30 Year Bonds	Short	137	June-2016	(22,527,937)	83,854
Total Futures Contracts—Interest Rate Risk					$86,246

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $1,167,502,897 and $975,856,792 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,375,844
Aggregate unrealized (depreciation) of investment securities	(5,073,786)
Net unrealized appreciation of investment securities	$7,302,058
Cost of investments for tax purposes is $824,638,270.

NOTE 5 -- Subsequent Event

On May 6, 2016, the Board of Trustees approved the name change of the Fund to Invesco Quality Income Fund effective on or about June 20, 2016.

Invesco U.S. Mortgage Fund

Item 2.	Controls and Procedures.

(a)	As of February 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 27, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 27, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.